SEMIANNUAL REPORT April 30, 2001


Logo: NUVEEN Investments

Municipal Closed-End
Exchange-Traded Funds

Dependable, tax-free income to help you keep more of what you earn.



INSURED QUALITY
NQI

INSURED OPPORTUNITY
NIO

PREMIER INSURED INCOME
NIF

INSURED PREMIUM INCOME 2
NPX

Invest well.

Look ahead.

LEAVE YOUR MARK.(SM)

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

Photo of: Timothy R. Schwertfeger
Chairman of the Board


Sidebar text: "Your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy."







Dear
     Shareholder

I am pleased to have this opportunity to report on the recent performance of your Nuveen Fund. During the period covered by this report, your Fund continued to meet its primary objective of providing you with attractive monthly tax-free income from a portfolio of quality municipal bonds. Detailed information on your Fund can be found in the Portfolio Manager's Comments and Performance Overview sections later in this report. I urge you to take the time to read them.

In addition to providing you with steady tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In turbulent times like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio. With strong long-term performance achieved through consistent, disciplined professional management, your Nuveen Fund also illustrates the power of taking a long-term view toward financial growth and success.

Invest Well. Look Ahead. Leave Your Mark.

Today, perhaps more than ever, investors have the ability to make a lasting impact on their families and their world for generations to come. For more than 100 years, Nuveen has specialized in offering quality investments such as the Nuveen Funds to those seeking to accumulate and preserve wealth and establish a lasting legacy. Our mission continues to be to provide assistance to you and your financial advisor by offering the investment services and products that can help you leave your mark. We thank you for continuing to choose Nuveen Investments as your partner as you work toward that goal.

Sincerely,

/s/ Timothy R. Schwertfeger


Timothy R. Schwertfeger
Chairman of the Board

June 15, 2001



Sidebar text: "Today, perhaps more than ever, investors have the ability to make a lasting impact on their families and their world for generations to come."

Nuveen National Insured Municipal Closed-End Exchange-Traded Funds (NQI, NIO, NIF, NPX)

Portfolio Manager's
               COMMENTS

Portfolio manager Steve Krupa looks at national economic and market conditions, key investment strategies, and the performance of the Nuveen National Insured Municipal Closed-End Exchange-Traded Funds. Steve has more than 20 years of experience as an investment professional at Nuveen and has managed NQI and NIO since their inceptions in 1990 and 1991, respectively, adding NIF and NPX in 1998.

WHAT FACTORS HAD THE GREATEST INFLUENCE ON THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?

The major factors affecting the economy and the municipal market over the period ended April 30, 2001, were the Federal Reserve's interest rate adjustments and a slowdown in the rate of economic growth.

From January through April 2001, the Fed implemented four interest rate cuts of 50 basis points each. Following the close of the period covered in this report, the Fed reduced rates by another 50 basis points on May 15, bringing the federal funds rate to 4.00%, its lowest level since 1994. In carrying out the most aggressive period of rate easing in Alan Greenspan13-year tenure, the Fed appears to be indicating that it regards recessionary forces and current weaknesses in the economy as persistent threats. The consensus among market observers is that the Fed remains poised to continue easing as long as signs of a significant economic slowdown persist.

In the municipal market, falling short-term rates combined with the continued tight supply of new municipal issues to help many bonds perform well over this reporting period. For the twelve months ended April 30, 2001, new issue supply of municipal bonds totaled $166 billion nationwide, down 19% from the previous twelve-month period (May 1999-April 2000). Some of the decline in supply stemmed from higher rate concerns in much of 2000, which made it less attractive for many issuers to offer bonds. In addition, economic conditions over the past decade have enabled more cities and states to use pay-as-you-go funding for necessary projects, rather than financing obtained through new issuance. With new municipal supply tight, the Fed's interest rate cuts have created a more favorable environment for refundings, which has helped to boost municipal issuance over the past four months. Between January and April 2001, new issuance nationwide totaled $77 billion, up 36% over the first four months of 2000.

On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, income, and an alternative to a volatile stock market. As a result, municipal bond prices were generally higher, and yields correspondingly lower, at the end of April 2001 than they were twelve months earlier. Nevertheless, we believe the municipal market continued to represent good value. As of April 30, 2001, long-term municipal yields were 97% of 30-year Treasury yields.


HOW DID THESE NUVEEN FUNDS PERFORM OVER THE PAST TWELVE MONTHS?

For the year ended April 30, 2001, the Nuveen National Insured Municipal Closed-End Exchange-Traded Funds produced total returns on net asset value (NAV) as shown in the accompanying table. The annual returns for the Lehman Brothers Insured Municipal Bond Index1 and the Funds' Lipper Peer Group2 are also presented.



                             TOTAL RETURN         LEHMAN          LIPPER
           MARKET YIELD            ON NAV  TOTAL RETURN1        AVERAGE2
------------------------------------------------------------------------
                                   1 YEAR         1 YEAR          1 YEAR
                  TAXABLE-          ENDED          ENDED           ENDED
       4/30/01 EQUIVALENT3        4/30/01        4/30/01         4/30/01
------------------------------------------------------------------------
NQI      5.78%       8.38%         12.91%         11.17%          11.32%
------------------------------------------------------------------------
NIO      6.04%       8.75%         11.43%         11.17%          11.32%
------------------------------------------------------------------------
NIF      6.07%       8.80%         10.97%         11.17%          11.32%
------------------------------------------------------------------------
NPX      5.85%       8.48%         12.74%         11.17%          11.32%
------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


1 The Funds' performances are compared with that of the Lehman Brothers Insured Municipal Bond Index, an unleveraged index comprising a broad range of insured municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Funds' total returns are compared with the average annualized return of the 21 funds in the Lipper Insured Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 31%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. Unless otherwise noted, references to duration in this commentary are intended to indicate Fund duration.

Since mid-2000, the combination of relatively tight municipal supply, Fed easing, and generally favorable technicals has helped fuel a municipal market rally. The Funds' participation in this recovery is reflected in the total returns on NAV listed in the previous table.

In an environment of falling yields (and rising bond values), funds with longer durations4 generally would be expected to perform well. As of April 30, 2001, the durations of the insured Nuveen Funds ranged from 9.36 for NIF to 11.73 for NQI, compared with 8.65 for the unleveraged Lehman Brothers Insured Municipal Bond Index.

HOW WERE THE FUNDS' DIVIDENDS AND SHARE PRICES AFFECTED BY THIS ENVIRONMENT?

All of these Funds use leverage as a way to potentially enhance the dividends paid to common shareholders. This benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. When short-term rates are high, the Funds must pay out more income to preferred shareholders, decreasing the amount of income available for common shareholders. In 1999 and 2000, the Federal Reserve's series of short-term rate hikes increased the dividends to MuniPreferred shareholders. This, combined with the pressure of bond calls, caused decreases in the common share dividends of all of these Funds during 2000.

The short-term rate reductions instituted in 2001 have had the opposite effect. Recently, we were able to increase the dividends of NIF and NPX. If short-term rates remain low, we might see these beneficial effects continue by further reducing the amount the Funds pay MuniPreferred shareholders. This, in turn, could leave more Fund earnings to support common share dividends.

However, the beneficial effects of lower short-term rates could be offset by an increase in bond calls on the higher-yielding bonds held by all four Funds' portfolios. This is especially true in NIO and NIF, which are currently at the point in their lifecycles when they can expect an increased risk of bond calls. The level of short-term rates, the extent of bond calls, and the interest rates at which we can reinvest the proceeds of any calls all will influence the dividends of the Nuveen National Insured Funds over the next twelve months.

During the past year, as the stock market remained volatile and the bond market continued to perform well, many investors again turned to tax-free fixed-income alternatives as a way to add balance to their portfolios and reduce overall risk. As a result, the share prices of these Funds generally improved (see the charts on the individual Performance Overview pages). As investors recognized the opportunity offered by these Funds, increased demand caused the discount (share price below NAV) on all of these Funds to narrow significantly over the past twelve months. While the market prices of these Funds remain lower than the actual value of the bonds in their portfolios, shareholders may want to consider taking advantage of this opportunity to add to their holdings of the Nuveen National Insured Funds.

WHAT BASIC STRATEGIES WERE USED TO MANAGE THE NUVEEN NATIONAL INSURED FUNDS DURING THE YEAR ENDED APRIL 30, 2001?

As evidenced by their strong twelve-month total returns on NAV, the Nuveen National Insured Funds generally were well structured going into this period. While the tight supply of new municipal bonds meant that beneficial trading opportunities were more difficult to find, our focus remained on enhancing the Funds' structures in areas such as call protection and income enhancement.

We have been methodically reworking each Fund's portfolio, managing through bond calls and selling pre-refunded bonds due to be called within 12 to 18 months when we found attractive bids in the marketplace. The proceeds from these calls and sales were then reinvested in bonds with longer call protection and stronger upside potential. NQI and NPX have now largely completed this process, while NIO and NIF still have a number of potential bond calls to work through over the next 20 months.

We've been reinvesting a portion of the proceeds generated by bond calls in recent months in the healthcare sector, where the ongoing challenges of managed care and downsizing have affected the market as a whole, and created value in selected offerings backed by strong systems. These purchases provide an excellent example of the way Nuveen research analysts help us find and understand attractive value opportunities in sectors facing change.

The Funds' relative performance also was influenced by differences in their structure. For example, NIF's portfolio contains a high percentage of bonds subject to relatively short calls, which limited the Fund's participation in the bond market rally over the twelve months ended April 30, 2001. Despite this, we continued to hold many of these short-call bonds because they also provide relatively high income that enhanced NIF's dividend-paying capabilities.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE NUVEEN NATIONAL INSURED FUNDS IN PARTICULAR?

Overall, our outlook for the fixed-income markets during the next twelve months continues to be positive. Demand for tax-exempt municipal bonds is anticipated to remain strong, as investors look for ways to rebalance their portfolios and reduce potential risk. If short-term interest rates continue to fall and the pace of refundings accelerates, new municipal issuance nationwide in 2001 could exceed $200 billion. Following the decline in municipal supply in both 1999 and 2000, an increase in new issue supply in 2001 should provide a number of attractive buying opportunities for reinvesting called bond proceeds. We will, of course, continue to closely monitor the economy, including Federal Reserve policies and the impact of the tax reduction bill, in order to be prepared to respond appropriately to any developing situations.

Looking specifically at these Funds, all four offer good levels of call protection for the remainder of 2001, with the portion of callable bonds ranging from zero in NPX to 14% of NQI's portfolio. In 2002, NQI and NPX continue to provide relatively low levels of call exposure, at 3% and 7%, respectively. Both NIO and NIF, however, which mark the 10-year anniversary of their inceptions in 2001, are now entering the part of their lifecycle when they can be expected to experience increased bond calls. During 2002, these two Funds could see up to 15% (NIO) and 34% (NIF) of their portfolios affected by bond calls, depending on market interest rates during this time. In general, these positions appear to be manageable, and we foresee no problems in working through them. While we cannot control the direction of interest rates, we continue to work to reduce the Funds' call exposure and to actively manage the Funds to mitigate the longer-term effects of the bond call process.

As value-oriented investors, we also plan to continue to look for areas of the market that can add value for our shareholders. Over the next twelve months, we anticipate finding a number of these opportunities in California, which is expected to issue approximately $8 billion of debt, much of it insured. We will also continue to focus on enhancing the structure of these Funds, especially NIO and NIF, where bond calls could create additional opportunities, depending on the interest rate environment going forward. We believe the Nuveen National Insured Funds will continue to play an important role in investors' long-range financial programs, providing balance and diversification, dependable tax-free income, and quality investments.

Nuveen Insured Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of April 30, 2001


NQI

Pie Chart:
CREDIT QUALITY
Insured                             88%
Insured and U.S. Guaranteed         11%
U.S. Guaranteed                      1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.54
--------------------------------------------------
Net Asset Value                             $14.84
--------------------------------------------------
Market Yield                                 5.78%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.38%
--------------------------------------------------
Fund Net Assets ($000)                    $879,683
--------------------------------------------------
Average Effective Maturity (Years)           23.04
--------------------------------------------------
Leverage-Adjusted Duration                   11.73
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 12/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.58%        12.91%
--------------------------------------------------
5-Year                         6.02%         6.05%
--------------------------------------------------
10-Year                        6.57%         7.38%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
Healthcare                                     20%
--------------------------------------------------
Transportation                                 18%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
U.S.Guaranteed                                 12%
--------------------------------------------------
Housing/Multifamily                            11%
--------------------------------------------------


Bar Chart:
2000-2001 MONTHLY TAX-FREE DIVIDENDS PER SHARE
5/00                    0.0765
6/00                    0.073
7/00                    0.073
8/00                    0.073
9/00                    0.073
10/00                   0.073
11/00                   0.073
12/00                   0.07
1/01                    0.07
2/01                    0.07
3/01                    0.07
4/01                    0.07

Line Chart:
SHARE PRICE PERFORMANCE
5/5/00                  13.5
                        12.88
                        12.94
                        13.31
                        13.38
                        13.25
                        13.13
                        13.19
                        13.13
                        13.69
                        13.5
                        13.63
                        13.75
                        13.81
                        13.75
                        14.06
                        13.81
                        14
                        14.06
                        13.63
                        13.44
                        13.56
                        13.63
                        13.19
                        13.31
                        13.63
                        13.69
                        13.06
                        13.31
                        13.63
                        13.63
                        13.75
                        13.75
                        13.75
                        14.56
                        14.5
                        14.75
                        14.56
                        15.11
                        14.82
                        14.49
                        14.38
                        14.72
                        14.65
                        14.5
                        14.49
                        14.19
                        14.35
                        14.34
                        14.38
4/30/01                 14.45

Weekly Closing Price

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Insured Municipal Opportunity Fund, Inc.

Performance
   OVERVIEW As of April 30, 2001


NIO

Pie Chart:
CREDIT QUALITY
Insured                         81%
Insured and U.S. Guaranteed     17%
U.S. Guaranteed                  2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.20
--------------------------------------------------
Net Asset Value                             $14.91
--------------------------------------------------
Market Yield                                 6.04%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.75%
--------------------------------------------------
Fund Net Assets ($000)                  $1,888,736
--------------------------------------------------
Average Effective Maturity (Years)           21.23
--------------------------------------------------
Leverage-Adjusted Duration                   11.34
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 9/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        21.02%        11.43%
--------------------------------------------------
5-Year                         5.59%         6.07%
--------------------------------------------------
Since Inception                6.05%         7.16%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S.Guaranteed                                 19%
--------------------------------------------------
Water and Sewer                                15%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
Transportation                                 12%
--------------------------------------------------


Bar Chart:
2000-2001 MONTHLY TAX-FREE DIVIDENDS PER SHARE
5/00                    0.0745
6/00                    0.0715
7/00                    0.0715
8/00                    0.0715
9/00                    0.0715
10/00                   0.0715
11/00                   0.0715
12/00                   0.0715
1/01                    0.0715
2/01                    0.0715
3/01                    0.0715
4/01                    0.0715

Line Chart:
SHARE PRICE PERFORMANCE
5/5/00                  12.5
                        12.19
                        12.06
                        12.31
                        12.44
                        12.31
                        12.56
                        12.63
                        13
                        13
                        12.94
                        12.88
                        13.13
                        13.38
                        13.5
                        13.5
                        13.56
                        13.44
                        13.56
                        13.38
                        13
                        13.06
                        12.94
                        12.94
                        12.81
                        12.81
                        13.25
                        12.88
                        12.81
                        12.88
                        13.13
                        13.13
                        13.56
                        13.56
                        14.38
                        14.25
                        14.63
                        14.38
                        14.49
                        14.35
                        14.02
                        13.97
                        14.36
                        14.19
                        14.2
                        14.23
                        14.1
                        14.18
                        13.99
                        14.15
4/30/01                 14.15

Weekly Closing Price

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Premier Insured Municipal Income Fund, Inc.

Performance
   OVERVIEW As of April 30, 2001


NIF

Pie Chart:
CREDIT QUALITY
Insured                         67%
Insured and U.S. Guaranteed     19%
U.S. Guaranteed                 14%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.52
--------------------------------------------------
Net Asset Value                             $14.87
--------------------------------------------------
Market Yield                                 6.07%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.80%
--------------------------------------------------
Fund Net Assets ($000)                    $447,576
--------------------------------------------------
Average Effective Maturity (Years)           16.06
--------------------------------------------------
Leverage-Adjusted Duration                    9.36
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 12/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        18.36%        10.97%
--------------------------------------------------
5-Year                         6.39%         5.71%
--------------------------------------------------
Since Inception                5.98%         6.82%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S.Guaranteed                                 33%
--------------------------------------------------
Utilities                                      17%
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Transportation                                  9%
--------------------------------------------------


Bar Chart:
2000-2001 MONTHLY TAX-FREE DIVIDENDS PER SHARE
5/00                    0.075
6/00                    0.072
7/00                    0.072
8/00                    0.072
9/00                    0.072
10/00                   0.072
11/00                   0.072
12/00                   0.072
1/01                    0.072
2/01                    0.072
3/01                    0.0735
4/01                    0.0735


Line Chart:
SHARE PRICE PERFORMANCE
5/5/00                  13.31
                        12.81
                        12.56
                        13
                        13.19
                        12.88
                        12.81
                        12.88
                        12.81
                        13.31
                        13.13
                        13.06
                        13.06
                        13.13
                        13.44
                        13.5
                        13.5
                        13.81
                        13.81
                        13.63
                        13.5
                        13.69
                        13.56
                        13.19
                        13
                        13.06
                        13.69
                        12.94
                        12.94
                        13.06
                        13.19
                        13.56
                        13.5
                        14.19
                        14.63
                        14.44
                        14.56
                        14.44
                        14.88
                        14.9
                        14.7
                        14.48
                        14.84
                        14.87
                        14.84
                        14.88
                        14.56
                        14.6
                        14.5
                        14.5
4/30/01                 14.54

Weekly Closing Price

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Insured Premium Income Municipal Fund 2

Performance
   Overview As of April 30, 2001


NPX

Pie Chart:
CREDIT QUALITY
Insured                         90%
Insured and U.S. Guaranteed     10%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $12.83
--------------------------------------------------
Net Asset Value                             $13.34
--------------------------------------------------
Market Yield                                 5.85%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.48%
--------------------------------------------------
Fund Net Assets ($000)                    $765,787
--------------------------------------------------
Average Effective Maturity (Years)           19.06
--------------------------------------------------
Leverage-Adjusted Duration                    9.83
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 7/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        24.52%        12.74%
--------------------------------------------------
5-Year                         8.91%         6.65%
--------------------------------------------------
Since Inception                4.02%         4.94%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
Utilities                                      23%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------
Housing/Multifamily                            11%
--------------------------------------------------

BAR CHART:
2000-2001 Monthly Tax-Free Dividends Per Share
5/00                    0.0605
6/00                    0.058
7/00                    0.058
8/00                    0.058
9/00                    0.058
10/00                   0.058
11/00                   0.058
12/00                   0.06
1/01                    0.06
2/01                    0.06
3/01                    0.0625
4/01                    0.0625

LINE CHART:
Share Price Performance
5/500                   10.75
                        10.56
                        10.63
                        10.5
                        11
                        11.06
                        10.81
                        10.81
                        11.19
                        11.44
                        11.38
                        11.13
                        11.19
                        11.25
                        11.56
                        11.38
                        11.5
                        11.69
                        11.63
                        11.38
                        11.31
                        11.38
                        11.19
                        11.25
                        11.06
                        11.25
                        11.31
                        11.06
                        11.13
                        11.19
                        11.44
                        11.75
                        12.06
                        12
                        12.88
                        13
                        13
                        13
                        13.2
                        12.75
                        12.76
                        12.68
                        12.98
                        13.17
                        12.73
                        13.01
                        13.05
                        12.96
                        12.8
                        12.87
4/30/01                 12.75

Weekly Closing Price

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

                            Nuveen Insured Quality Municipal Fund, Inc. (NQI)
                            Portfolio of
                                       INVESTMENTS April 30, 2001 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.0%

$       8,500   The Special Care Facilities Financing Authority of the City of              7/01 at 100          AAA   $   8,522,950
                 Birmingham, Alabama, Health Care Facility  Revenue Refunding
                 Bonds (Medical Center East), Series 1986, 7.250%, 7/01/15


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 2.6%

        5,000   Civic Improvement Corporation, City of Phoenix, Arizona,                    7/03 at 102          AAA       5,364,900
                 Wastewater System Lease Revenue Bonds, Series 1993,
                 6.125%, 7/01/23 (Pre-refunded to 7/01/03)

       10,000   Industrial Development Authority of the County of Pima, Arizona,            7/01 at 102          AAA      10,246,200
                 Health Care System Revenue Bonds (Carondelet Health
                 Services, Inc. - St. Joseph's and St. Mary's Hospitals and Health
                 Centers Issue), Series 1991, 6.750%, 7/01/16

        6,980   Business Development Finance Corporation, Tucson, Arizona,                  7/02 at 102          AAA       7,334,165
                 Local Development Lease Revenue Refunding Bonds,
                 Series 1992, 6.250%, 7/01/08


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 2.1%

        9,065   Arkansas Development Finance Authority, Single Family                       7/05 at 102          AAA       9,603,552
                 Mortgage Revenue Bonds (Mortgage-Backed  Securities
                 Program), 1995 Series B, 6.700%, 7/01/27 (Alternative
                 Minimum Tax)

                Pope County, Arkansas, Solid Waste Disposal Revenue Bonds
                (Arkansas Power and Light Company Project), Series 1991:
        6,400    8.000%, 1/01/21 (Alternative Minimum Tax)                                  7/01 at 102         BBB+       6,536,704
        2,250    8.000%, 1/01/21 (Alternative Minimum Tax)                                  7/01 at 102          AAA       2,301,705


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 9.8%

        8,805   Alameda County Public Facilities Corporation, California,                   9/06 at 102          AAA       9,342,457
                 Certificates of Participation (1991 Financing Project),
                 6.000%, 9/01/21

       12,695   Antioch Area Public Facilities Financing Agency, Special Tax                8/02 at 102          AAA      12,385,877
                 Bonds (Community Facilities District No. 1989-1), Series 1993,
                 5.000%, 8/01/18

       13,175   California Pollution Control Financing Authority, Pollution Control         9/09 at 101          AAA      13,033,237
                 Refunding Revenue Bonds (Southern California Edison
                 Company), 1999 Series C, 5.450%, 9/01/29

        5,500   California Statewide Communities Development Authority,                     7/04 at 102          AAA       5,775,715
                 San Diego, California, Certificates of Participation (The Salk
                 Institute for Biological Studies), 6.200%, 7/01/24

                Foothill/Eastern Transportation Corridor Agency, California, Toll
                Road Refunding Revenue Bonds, Series 1999:
       22,985    0.000%, 1/15/24                                                       1/10 at 44 17/32          AAA       6,005,981
       22,000    0.000%, 1/15/31                                                         1/10 at 29 1/8          AAA       3,747,480
       50,000    0.000%, 1/15/37                                                        1/10 at 20 3/16          AAA       5,889,000

        5,000   Inland Empire Solid Waste Financing Authority, Revenue Bonds                8/06 at 102          AAA       5,551,650
                 (Landfill Improvement Financing Project), 1996 Series B,
                 6.000%, 8/01/16 (Alternative Minimum Tax) (Pre-refunded
                 to 8/01/06)

       11,270   Los Angeles County Metropolitan Transportation Authority,                   7/03 at 100          AAA      10,833,062
                 California, Proposition A Sales Tax Revenue Refunding Bonds,
                 Series 1993-A, 5.000%, 7/01/21

        5,548   Moreno Valley Public Finance Authority, California, Assisted Living         1/12 at 105          Aaa       6,467,415
                 Housing Revenue Bonds (GNMA Collateralized - CDC
                 Assisted Living Project), Series 2000A, 7.500%, 1/20/42

        6,760   Ontario Redevelopment Financing Authority, San Bernardino                   8/03 at 102          AAA       7,210,148
                 County, California, 1993 Revenue Bonds (Ontario Redevelopment
                 Project No. 1), 5.850%, 8/01/22


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.4%

          330   Adams County, Colorado, Single Family Revenue Refunding                     6/01 at 103          AAA         330,492
                 Bonds, 1991 Series A-2, 8.700%, 6/01/12

        5,630   E-470 Public Highway Authority, Arapahoe County, Colorado,                  8/05 at 103          AAA       5,933,232
                 Capital Improvement Trust Fund Highway Revenue Bonds
                 (E-470 Project), Vehicle Registration Fee Bonds, 6.150%, 8/31/26

        3,750   City and County of Denver, Colorado, Airport Revenue Bonds,                11/06 at 101          AAA       3,767,100
                 Series 1996D, 5.500%, 11/15/25

       60,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31 13/32          AAA      10,887,000
                 Bonds, 2000 Series B, 0.000%, 9/01/28

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$         285   Jefferson County, Colorado, Single Family Revenue Refunding                10/01 at 103          AAA   $     293,781
                 Bonds, Series 1991A, 8.875%, 10/01/13


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.8%

       17,000   Washington Convention Center Authority, Washington, D.C.,                  10/08 at 101          AAA      16,013,830
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 5.000%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.9%

        7,535   Florida Housing Finance Agency, Single Family Mortgage Revenue              7/04 at 102          AAA       7,806,561
                 Bonds, 1994 Series B, 6.650%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 4.6%

                State of Hawaii, Airports System Revenue Bonds, Refunding
                Series 2000B:
        8,785    6.625%, 7/01/18 (Alternative Minimum Tax)                                  7/10 at 101          AAA       9,678,698
        7,000    6.000%, 7/01/19 (Alternative Minimum Tax)                                  7/10 at 101          AAA       7,344,330

        6,130   Department of Budget and Finance of the State of Hawaii,                   12/02 at 102          AAA       6,421,482
                 Special Purpose Revenue Bonds (Hawaiian Electric Company,
                 Inc. and Subsidiaries Projects), Series 1992, 6.550%, 12/01/22
                 (Alternative Minimum Tax)

       16,180   Department of Budget and Finance of the State of Hawaii,                    5/06 at 101          AAA      16,854,706
                 Special Purpose Revenue Bonds (Hawaiian Electric Company,
                 Inc. and Subsidiaries Projects), Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 15.3%

       10,000   City of Chicago, General Obligation Bonds, Series 1995,                     7/05 at 102          AAA      11,040,600
                 6.125%, 1/01/16 (Pre-refunded to 7/01/05)

       46,635   Chicago School Reform Board of Trustees of the Board of                    12/07 at 102          AAA      44,578,397
                 Education of the City of Chicago, Illinois, Unlimited Tax
                 General Obligation Bonds (Dedicated Tax Revenues),
                 Series 1997A, 5.250%, 12/01/30

        5,200   City of Chicago, Illinois, Revenue Bonds (Chicago Midway Airport),          1/09 at 101          AAA       4,737,980
                 Series 1998B, 5.000%, 1/01/35

        6,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,            1/05 at 102          AAA       6,483,420
                 General Airport Second Lien Revenue  Refunding Bonds,
                 1994 Series A, 6.375%, 1/01/12

        9,500   City of Chicago, Illinois, Chicago-O'Hare International Airport,            1/10 at 101          AAA       9,679,740
                 General Airport Second Lien Revenue Refunding Bonds,
                 1999 Series, 5.500%, 1/01/15 (Alternative Minimum Tax)

        6,280   Public Building Commission of Chicago, Illinois, Building Revenue           7/01 at 100          AAA       6,361,828
                 Bonds (Board of Education of the City of Chicago), Series A of
                 1990, 7.125%, 1/01/15 (Pre-refunded to 7/01/01)

        6,825   Public Building Commission of Chicago, Illinois, Building Revenue          12/03 at 102          AAA       7,325,204
                 Bonds (Board of Education of the City of Chicago), Series A
                 of 1993, 5.750%, 12/01/18 (Pre-refunded to 12/01/03)

        8,165   Illinois Development Finance Authority, Revenue Bonds (Bradley              8/09 at 101          AAA       8,178,881
                 University Project), Series 1999, 5.500%, 8/01/29

                Illinois Health Facilities Authority, Revenue Bonds (Loyola
                University Health System), Series 1997A:
        2,635    5.000%, 7/01/24 (Pre-refunded to 7/01/07)                                  7/07 at 101          AAA       2,782,744
        8,875    5.000%, 7/01/24                                                            7/07 at 101          AAA       8,214,966

       25,000   Illinois Health Facilities Authority, Revenue Bonds (Iowa Health            2/10 at 101          AAA      25,709,750
                 System), Series 2000, 5.875%, 2/15/30

          125   City of Moline, Illinois, City of Rock Island, Illinois,                    8/01 at 101          AAA         126,901
                 City of Urbana, Illinois, Single Family Mortgage Revenue Bonds
                 GNMA Mortgage-Backed Securities Program), Series 1990,
                 8.050%, 8/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.2%

        6,000   Jasper County, Indiana, Collateralized Pollution Control Refunding          7/01 at 102          AAA       6,150,240
                 Revenue Bonds (Northern Indiana Public Service Company
                 Project), Series 1991, 7.100%, 7/01/17

        4,230   City of Rockport, Indiana, Pollution Control Revenue Refunding              9/01 at 102          AAA       4,326,782
                 Bonds (Indiana Michigan Power Company Project), Series B,
                 7.600%, 3/01/16


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.2%

                Kentucky Economic Development Finance Authority, Health System
                Revenue Bonds (Norton Healthcare Inc.), Series 2000C:
        6,345    0.000%, 10/01/27                                                          10/13 at 101          AAA       5,064,960
       18,185    0.000%, 10/01/28                                                          10/13 at 101          AAA      14,466,895


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                   Portfolio of INVESTMENTS April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.2%

$      13,170   City of New Orleans, Louisiana, General Obligation Refunding               10/05 at 101          AAA   $  13,850,626
                 Bonds, Series 1995, 6.200%, 10/01/21

        4,915   Orleans Levee District (A Political Subdivision of the State of            12/05 at 103          AAA       5,236,834
                 Louisiana), Public Improvement Bonds, Series 1986,
                 5.950%, 11/01/15


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 2.3%

        8,000   Maine Health and Higher Educational Facilities Authority,                   7/09 at 101          AAA       8,372,880
                 Revenue Bonds, Series 1999B, 6.000%, 7/01/29

       12,020   Maine State Housing Authority, Mortgage Purchase Bonds,                     5/01 at 102          AAA      12,279,872
                 1991 Series A, 7.400%, 11/15/22


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.7%

       10,500   Michigan State Hospital Finance Authority, Revenue and Refunding            5/08 at 101          AAA      10,026,660
                 Bonds (St. John Health System), Series 1998A, 5.000%, 5/15/28

        4,750   Michigan Strategic Fund, Limited Obligation Refunding Revenue               9/09 at 102          AAA       4,755,178
                 Bonds (The Detroit Edison Company Pollution Control Bonds
                 Project), Collateralized Series 1999A, 5.550%, 9/01/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.1%

          846   City of St. Louis Park, Minnesota, Single Family Residential               10/01 at 102          Aaa         863,529
                 Mortgage Revenue Refunding Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1991-A, 7.250%, 4/20/23


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 2.2%

        2,545   Wastewater Management District, Harrison County, Mississippi,              No Opt. Call          AAA       3,365,381
                 Wastewater Treatment Facilities Revenue Refunding Bonds,
                 Series 1991A, 8.500%, 2/01/13

        2,715   Wastewater Management District, Harrison County, Mississippi,              No Opt. Call          AAA       3,431,679
                 Wastewater Treatment Facilities Revenue Refunding Bonds,
                 Series 1991B, 7.750%, 2/01/14

        2,865   Mississippi Housing Finance Corporation, Single Family Mortgage            10/01 at 100          AAA       2,892,189
                 Purchase Revenue Bonds (GNMA  Mortgage-Backed
                 Securities Program), Series 1989, 8.250%, 10/15/18
                 (Alternative Minimum Tax)

        8,700   Mississippi Home Corporation, Single Family Mortgage Revenue                6/06 at 105          Aaa       9,915,564
                 Bonds, Series 1996C, 7.600%, 6/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.6%

        5,000   St. Louis Municipal Finance Corporation (City of St. Louis,                 2/06 at 102          AAA       5,271,250
                 Missouri, Lessee), Leasehold Revenue Improvement Bonds
                 (City Justice Center), Series 1996A, 6.000%, 2/15/19


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 5.8%

       38,700   Director of the State of Nevada, Department of Business                     1/10 at 100          AAA      37,295,964
                 and Industry, Revenue Bonds (Las Vegas Monorail Project),
                 1st Tier Series 2000, 5.375%, 1/01/40

       13,185   Washoe County, Nevada, Hospital Refunding Revenue Bonds                     6/04 at 102          AAA      13,599,932
                 (Washoe Medical Center, Inc. Project), Series 1994A,
                 6.000%, 6/01/19


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.5%

        3,750   New Jersey Health Care Facilities Financing Authority, Revenue              7/04 at 102          AAA       4,106,550
                 Bonds (Monmouth Medical Center Issue), Series C,
                 6.250%, 7/01/24 (Pre-refunded to 7/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 2.3%

        5,000   City of Albuquerque, New Mexico, Airport Revenue Bonds,                     7/01 at 104          AAA       5,263,700
                 Series 1995A, 6.600%, 7/01/16 (Alternative Minimum Tax)

        6,000   City of Farmington, New Mexico, Pollution Control Refunding                10/01 at 102           B3       4,968,900
                 Revenue Bonds (Southern California Edison Company Four
                 Corners Project), 1991 Series A, 7.200%, 4/01/21

        3,850   New Mexico Mortgage Finance Authority, Multifamily Housing                  7/01 at 102          AAA       3,932,198
                 Refunding Revenue Bonds (Fannie Mae Collateralized),
                 1990 Series A, 7.625%, 1/01/24

        5,750   City of Santa Fe, New Mexico, Revenue Bonds, Series 1994A,                  6/04 at 100          AAA       6,182,860
                 6.300%, 6/01/24 (Pre-refunded to 6/01/04)


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 11.6%

                The City of New York, New York, General Obligation Bonds, Fiscal
                1991 Series A:
$       2,000    8.000%, 3/15/11                                                        9/01 at 100 3/4          AAA   $   2,049,160
        6,000    7.250%, 3/15/19                                                        9/01 at 100 3/4          AAA       6,101,400

       17,700   New York City Housing Development Corporation, Multi-Unit                   6/01 at 102          AAA      18,088,869
                 Mortgage Refunding Bonds (FHA-Insured Mortgage Loans),
                 1991 Series A, 7.250%, 6/01/19

       10,335   New York City Municipal Water Finance Authority, Water and                  6/05 at 101          AAA      11,318,789
                 Sewer System Revenue Bonds, Fiscal 1996 Series A,
                 6.000%, 6/15/25 (Pre-refunded to 6/15/05)

       11,760   Dormitory Authority of the State of New York, Court Facilities              5/10 at 101          AAA      12,325,891
                 Lease Revenue Bonds (The City of New York Issue), Series 1999,
                 5.750%, 5/15/30

                Dormitory Authority of the State of New York, The New York
                Hospital Medical Center of Queens, FHA-Insured Mortgage Revenue
                Bonds, Series 1999:
        4,400    5.550%, 8/15/29                                                            8/09 at 101          AAA       4,448,092
       10,000    5.600%, 2/15/39                                                            8/09 at 101          AAA      10,129,400

        7,000   New York State Energy Research and Development Authority,                   7/05 at 102           A+       7,325,640
                 Facilities Refunding Revenue Bonds (Consolidated Edison
                 Company of New York, Inc. Project), Series 1995A,
                 6.100%, 8/15/20

       11,950   New York State Housing Finance Agency, Housing Project                      5/06 at 102          AAA      12,456,680
                 Mortgage Revenue Bonds, 1996 Series A Refunding,
                 6.125%, 11/01/20

        4,200   State of New York Mortgage Agency, Homeowner Mortgage                      10/09 at 100          AAA       4,247,040
                 Revenue Bonds, Series 82, 5.550%, 10/01/19
                 (Alternative Minimum Tax)

       12,000   New York State Medical Care Facilities Finance Agency, New York             2/05 at 102          AAA      13,530,720
                 Hospital FHA-Insured Mortgage Revenue Bonds, Series 1994A,
                 6.900%, 8/15/34 (Pre-refunded to 2/15/05)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 2.4%

       20,000   Mercer County, North Dakota, Pollution Control Refunding                    1/05 at 102          AAA      20,928,600
                 Revenue Bonds (Basin Electric Power Cooperative - Antelope
                 Valley Unit 1 and Common Facilities), Second 1995 Series,
                 6.050%, 1/01/19


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.6%

        5,000   County of Lorain, Ohio, Health Facilities Revenue Bonds                     9/09 at 102          AAA       5,025,050
                 (Catholic Healthcare Partners), Series 1999A, 5.500%, 9/01/29


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.1%

          660   Oklahoma Housing Finance Agency, Single Family Mortgage                     9/01 at 102          AAA         673,273
                 Revenue Bonds, 1991 Series A, 7.200%, 3/01/11


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.2%

        7,000   County of Allegheny, Pennsylvania, Airport Revenue Refunding                1/08 at 101          AAA       6,918,450
                 Bonds (Pittsburgh International Airport), Series 1997A,
                 5.250%, 1/01/16 (Alternative Minimum Tax)

        7,250   Lehigh County Industrial Development Authority, Pollution                   8/05 at 102          AAA       7,630,698
                 Control Revenue Refunding Bonds (Pennsylvania Power and
                 Light Company Project), 1995 Series A, 6.150%, 8/01/29

        5,000   Health Care Facilities Authority of Sayre, Pennsylvania, Revenue            9/01 at 102          AAA       5,112,350
                 Bonds (Guthrie Healthcare System), Series 1991A, 7.100%, 3/01/17


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.6%

        5,050   Rhode Island Port Authority and Economic Development                        7/04 at 102          AAA       5,319,620
                 Corporation, Airport Revenue Bonds, 1994 Series A,
                 6.625%, 7/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.1%

        4,180   The Health and Educational Facilities Board of the City of                  1/09 at 101          AAA       4,179,707
                 Johnson, Tennessee, Hospital Revenue Refunding and
                 Improvement Bonds (Johnson City Medical Center Hospital),
                 Series 1998C, 5.250%, 7/01/28

        5,170   The Health, Educational and Housing Facilities Board of the                 2/03 at 102          AAA       5,315,432
                 County of Sullivan, Tennessee, Hospital Revenue Bonds
                 (Holston Valley Health Care, Inc.), Series 1993, 5.750%, 2/15/13


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                   Portfolio of INVESTMENTS April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 9.0%

$       8,000   Abilene Health Facilities Development Corporation, Texas,                   9/05 at 102          AAA   $   8,320,720
                 Hospital Revenue Refunding and Improvement Bonds (Hendrick
                 Medical Center Project), Series 1995C, 6.150%, 9/01/25

        5,275   City of Austin, Texas, Combined Utility System Revenue                     11/07 at 100          AAA       5,091,799
                 Refunding Bonds, Series 1997, 5.125%, 11/15/20

                Harris County Hospital District, Refunding Revenue Bonds,
                Texas, Series 1990:
        1,560    7.500%, 2/15/03                                                           No Opt. Call          AAA       1,632,392
        2,100    7.400%, 2/15/10                                                           No Opt. Call          AAA       2,410,002
        2,900    7.400%, 2/15/10                                                           No Opt. Call          AAA       3,371,540

                City of Houston, Texas, Airport System Subordinate Lien Revenue
                Bonds, Series 2000A:
        4,685    5.500%, 7/01/19 (Alternative Minimum Tax)                                  7/10 at 100          AAA       4,684,625
        4,000    5.625%, 7/01/20 (Alternative Minimum Tax)                                  7/10 at 100          AAA       4,028,120
        4,410    5.625%, 7/01/21 (Alternative Minimum Tax)                                  7/10 at 100          AAA       4,437,871
        9,000    5.625%, 7/01/30 (Alternative Minimum Tax)                                  7/10 at 100          AAA       9,024,750

       12,500   City of Houston, Texas, Airport System Subordinate Lien Revenue             7/10 at 100          AAA      12,400,250
                 Bonds, Series 2000B, 5.500%, 7/01/30

        5,000   Matagorda County Navigation, District Number One, Texas,                    7/01 at 101          AAA       5,047,600
                 Pollution Control Revenue Refunding Bonds (Central Power
                 and Light Company Project), Series 1995, 6.100%, 7/01/28

       17,715   Housing Finance Corporation, Tarrant County, Texas, Multifamily             3/12 at 105          Aaa      19,037,956
                 Housing Revenue Bonds (GNMA Collateralized Mortgage
                 Loan - Bardin Green Apartments Project), Series 2001,
                 6.600%, 9/20/42


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 3.5%

          755   Intermountain Power Agency, Utah, Power Supply Revenue                      7/03 at 100           A+         703,720
                 Refunding Bonds, 1993 Series A, 5.000%, 7/01/23

        6,000   Salt Lake City, Utah, Hospital Revenue Refunding Bonds                      5/01 at 100          AAA       6,857,280
                 (IHC Hospitals, Inc.), Series 1988A, 8.000%, 5/15/07

       25,250   Salt Lake County, Utah, Hospital Revenue Bonds (IHC Health                  2/11 at 101          AAA      23,458,513
                 Services, Inc.), Series 2001, 5.125%, 2/15/33


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.3%

        4,740   Housing Authority of the City of Seattle, Washington, Low                   3/11 at 102          AAA       4,842,905
                  Income Housing Assistance Revenue Bonds (GNMA Collateralized
                 Mortgage Loan - RHF/Esperanza Apartments Project),
                 Series 2000A, 6.125%, 3/20/42 (Alternative Minimum Tax)

       15,025   Housing Authority of the City of Seattle, Washington, Low Income           11/11 at 105          AAA      16,449,971
                 Housing Assistance Revenue Bonds (GNMA Collateralized
                 Mortgage Loan - Park Place Project), 2000 Series A,
                 7.000%, 5/20/42

        5,125   Municipality of Metropolitan Seattle, Washington, Sewer                     1/03 at 102          AAA       5,082,770
                 Refunding Revenue Bonds, Series Z, 5.500%, 1/01/33

        2,500   Washington Health Care Facilities Authority, Revenue Bonds                 12/09 at 101          AAA       2,482,450
                 (Providence Services), Series 1999, 5.375%, 12/01/19


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.5%

       12,845   West Virginia Water Development Authority, Infrastructure                  10/10 at 100          AAA      12,799,526
                 Revenue Bonds (West Virginia Infrastructure and Jobs
                 Development Council Program), 2000 Series A, 5.500%, 10/01/39
------------------------------------------------------------------------------------------------------------------------------------
$     972,859   Total Investments (cost $821,887,726) - 97.5%                                                            857,614,065
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      22,068,669
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 879,682,734
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
                            Portfolio of
                                    INVESTMENTS April 30, 2001 (Unaudited)


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 9.2%

$       3,850   Alabama Housing Finance Authority, Multifamily Housing Revenue              7/05 at 103          Aaa   $   4,064,792
                 Refunding Bonds (GNMA Collateralized - Royal Hills),
                 1995 Series F, 6.500%, 7/20/30

       11,000   The Special Care Facilities Financing Authority of the City of              5/05 at 102          AAA      11,268,840
                 Birmingham, Alabama, Baptist Medical  Centers Revenue
                 Bonds (Baptist Health System, Inc.), Series 1995-B,
                 5.875%, 11/15/20

                The Special Care Facilities Financing Authority of the City of
                Birmingham, Alabama, Baptist Medical Centers Revenue Bonds
                (Baptist Health System, Inc.), Series 1996-A:
        7,465    5.875%, 11/15/19                                                          11/06 at 102          AAA       7,721,796
        1,750    5.875%, 11/15/26                                                          11/06 at 102          AAA       1,795,990

                City Board of Education of Hoover, Alabama, Capital Outlay Tax
                Anticipation Warrants, Series 2001:
       14,175    5.250%, 2/15/22 (WI, settling 5/03/01)                                     2/11 at 100          AAA      13,849,542
        7,635    5.250%, 2/15/26 (WI, settling 5/03/01)                                     2/11 at 100          AAA       7,402,820

       38,020   Jefferson County, Alabama, Sewer Revenue Refunding Warrants,                2/07 at 100          AAA      37,546,651
                 Series 1997-A, 5.375%, 2/01/27

                Jefferson County, Alabama, Sewer Revenue Capital Improvement
                Warrants, Series 1999-A:
       35,605    5.000%, 2/01/33                                                            2/09 at 101          AAA      32,649,429
       29,860    5.750%, 2/01/38                                                            2/09 at 101          AAA      30,562,009

       24,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement                2/11 at 101          AAA      21,695,040
                 Warrants, Series 2001A, 5.000%, 2/01/41

        4,250   County Board of Education of Shelby, Alabama, Capital Outlay                2/05 at 102          AAA       4,430,328
                 Refunding School Warrants, Series 1995, 5.875%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 4.5%

                Alaska Housing Finance Corporation, General Mortgage Revenue
                Bonds, 1999 Series A:
       24,110    6.050%, 6/01/35                                                            6/09 at 100          AAA      24,879,109
       11,500    6.050%, 6/01/39                                                            6/09 at 100          AAA      11,835,915

       22,925   Alaska State Housing Finance Corporation, Governmental Purpose             12/05 at 102          AAA      23,154,021
                 Bonds, 1995 Series A, 5.875%, 12/01/30

                Alaska Housing Finance Corporation, Collateralized Bonds (Veterans
                Mortgage Program), 1999A First Series:
       20,235    6.250%, 6/01/39 (Alternative Minimum Tax)                                 12/09 at 100          AAA      20,965,888
        4,000    6.150%, 6/01/39                                                           12/09 at 100          AAA       4,147,280


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.5%

        9,215   The Industrial Development Authority of the County of Pima,                 1/02 at 103          AAA       9,669,760
                 Arizona, Industrial Development Lease Obligation Refunding
                 Revenue Bonds (Irvington Project), 1988 Series A,
                 7.250%, 7/15/10


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.5%

        8,530   Arkansas Development Finance Authority, Single Family                       9/01 at 102          AAA       8,738,644
                 Mortgage Revenue Bonds (GNMA-Backed Securities
                 Program), 1990 Series A, 7.400%, 9/01/23
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 11.8%

        6,135   California Housing Finance Agency, Insured Housing Revenue                  8/04 at 102          AAA       6,353,099
                 Bonds, 1994 Series C, 6.250%, 8/01/25

                California Rural Home Mortgage Finance Authority, Single Family
                Mortgage Revenue Bonds, (Mortgage-Backed Securities Program),
                1996 Series A:
        2,340    7.550%, 11/01/26 (Alternative Minimum Tax)                                No Opt. Call          AAA       2,552,378
        1,910    7.750%, 5/01/27 (Alternative Minimum Tax)                                 No Opt. Call          AAA       2,099,529

                California Housing Finance Agency, Home Mortgage Revenue
                Bonds, 2000 Series Y:
       22,365    0.000%, 8/01/20 (Alternative Minimum Tax)                            11/10 at 55 13/32          AAA       7,209,805
       60,035    0.000%, 8/01/31 (Alternative Minimum Tax)                              11/10 at 27 7/8          AAA       9,616,406



                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                   Portfolio of INVESTMENTS April 30, 2001 (Unaudited)


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       3,100   Campbell Union School District, Santa Clara County, California,             8/04 at 102          AAA   $   3,415,642
                 1994 General Obligation Bonds, Series A, 6.250%, 8/01/19
                 (Pre-refunded to 8/01/04)

        8,200   Castaic Lake Water Agency, California, Refunding Revenue                    8/04 at 102          AAA       8,846,734
                 Certificates of Participation (Water System Improvement
                 Projects), Series 1994A, 6.300%, 8/01/20

       30,000   Cucamonga County Water District, California, Certificates of                9/11 at 101          AAA      28,728,600
                 Participation (2000 Water Shares Purchase), 5.125%, 9/01/35

       11,000   East Bay Municipal Utility District, Alameda and Contra Costa               6/03 at 102          AAA      10,574,850
                 Counties, California, Water System Subordinated Revenue
                 Refunding Bonds, Series 1993A, 5.000%, 6/01/21

        5,500   Fallbrook Union High School District, San Diego County,                     9/04 at 102          AAA       6,070,900
                 California, 1994 General Obligation Bonds, Series A,
                 6.250%, 9/01/19 (Pre-refunded to 9/01/04)

        5,000   Bond Finance Authority, Long Beach, California, Lease Revenue              11/11 at 101          AAA       4,893,550
                 Refunding Bonds (The Aquarium of the South Pacific),
                 5.250%, 11/01/30 (WI, settling 5/03/01)

                Financing Authority, Mid-peninsula Regional Open Space District,
                California, 1999 Revenue Bonds, Second Issue:
        4,100    0.000%, 8/01/29                                                        8/08 at 27 9/16          AAA         718,607
        4,305    0.000%, 8/01/30                                                       8/08 at 25 25/32          AAA         706,235
        4,270    0.000%, 8/01/31                                                        8/08 at 24 7/32          AAA         658,050

        9,000   County of Orange, California, Refunding Recovery Bonds,                     6/05 at 102          AAA       9,424,440
                 1995 Series A, 5.750%, 6/01/15

       12,500   County of Orange, California, 1996 Recovery Certificates of                 7/06 at 102          AAA      13,354,000
                 Participation, Series A, 6.000%, 7/01/26

       19,300   Sacramento Power Authority, California, Cogeneration Project                7/06 at 102          AAA      20,514,549
                 Revenue Bonds, 1995 Series, 5.875%, 7/01/15

        6,500   City of Salinas, California, Housing Facility Refunding Revenue             7/04 at 102          AAA       6,817,330
                 Bonds (GNMA Collateralized - Villa Serra  Project), Series 1994A,
                 6.600%, 7/20/30

       10,000   Airports Commission of the City and County of San Francisco,                5/06 at 101          AAA      10,043,000
                 California, San Francisco International Airport, Second Series
                 Revenue Bonds, Issue 13B, 5.500%, 5/01/26
                 (Alternative Minimum Tax)

       66,685   San Joaquin Hills Transportation Corridor Agency, Orange County,           No Opt. Call          AAA      22,395,490
                 California, Senior Lien Toll Road Revenue Bonds, 0.000%, 1/01/21

       31,615   San Joaquin Hills Transportation Corridor Agency, Toll Road                 1/07 at 102          AAA      30,901,766
                 Refunding Revenue Bonds, Series 1997A, 5.250%, 1/15/30

       11,000   Santa Ana Financing Authority, Police Administration and Housing           No Opt. Call          AAA      12,503,700
                 Facility Lease Revenue Bonds, Series 1994A, 6.250%, 7/01/24

        5,500   Santa Clara County Financing Authority, Lease Revenue Bonds                11/04 at 102          AAA       6,188,710
                 (VMC Facility Replacement Project), 1994 Series A,
                 6.750%, 11/15/20 (Pre-refunded to 11/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.4%

        5,760   Board of Water Commissioners, City and County of Denver,                   11/01 at 101          AAA       5,916,269
                 Colorado, Certificates of Participation, Series 1991,
                 6.625%, 11/15/11

       10,545   City and County of Denver, Colorado, Airport Revenue Bonds,                11/06 at 101          AAA      10,593,085
                 Series 1996D, 5.500%, 11/15/25

       20,000   City and County of Denver, Colorado, Excise Tax Revenue Bonds               3/11 at 100          AAA      19,126,800
                 (Colorado Convention Center Project), Series 2001A,
                 5.000%, 9/01/20

       35,995   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,            No Opt. Call          AAA      10,000,491
                 Series 1997B, 0.000%, 9/01/23

       30,800   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,             9/10 at 102          AAA      31,802,848
                 Series 2000A, 5.750%, 9/01/35

       11,800   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 74 13/16          AAA       5,266,812
                 Series 2000B, 0.000%, 9/01/15


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.1%

        2,500   Health and Educational Facilities Authority, State of Connecticut,          7/04 at 101          AAA       2,771,050
                 Revenue Bonds (Choate Rosemary Hall Issue), Series A,
                 7.000%, 7/01/25 (Pre-refunded to 7/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.6%

        6,000   District of Columbia, Hospital Improvement and Refunding Revenue            7/02 at 102          AAA       6,189,000
                 Bonds (Children's Hospital Issue), Series 1992A, 6.250%, 7/15/19


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA (continued)

$       4,820   District of Columbia Housing Finance Agency, Collateralized                12/01 at 102          AAA   $   4,946,766
                 Single Family Mortgage Revenue Bonds, Series 1990B,
                 7.100%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.5%

          669   Housing Finance Authority of Dade County, Florida, Single Family           12/01 at 102          AAA         686,213
                 Mortgage Revenue Refunding Bonds, 1991 Series D,
                 6.950%, 12/15/12

        2,175   Escambia County Housing Finance Authority, Florida, Single                  4/05 at 102          AAA       2,293,842
                 Family Mortgage Revenue Bonds (Multi- County Program),
                 Series 1995, 6.950%, 10/01/27 (Alternative Minimum Tax)

        4,905   Florida Housing Finance Agency, Home Ownership Revenue                     No Opt. Call          AAA       5,533,281
                 Refunding Bonds, 1987 Series G1, 8.595%, 11/01/17


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.3%

        5,000   The Glynn-Brunswick Memorial Hospital Authority, Revenue                    8/06 at 102          AAA       5,116,050
                 Anticipation Certificates (Southeast Georgia Health Systems
                 Project), Series 1996, 5.250%, 8/01/13


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 1.3%

       24,250   Department of Budget and Finance of the State of Hawaii,                    5/06 at 101          AAA      25,261,225
                 Special Purpose Revenue Bonds (Hawaiian Electric Company,
                 Inc. and Subsidiaries Project), Series 1996A, 6.200%, 5/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.5%

                Idaho Housing Agency, Single Family Mortgage Bonds, 1994 Series B:
        2,480    6.750%, 7/01/22                                                           No Opt. Call          Aa1       2,729,488
        2,355    6.900%, 7/01/26 (Alternative Minimum Tax)                                 No Opt. Call          Aa1       2,555,175

        3,520   Idaho Housing Agency, Single Family Mortgage Bonds, 1995                    1/05 at 102          Aaa       3,662,982
                 Series B, 6.600%, 7/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 8.9%

        4,055   Central Lake County Joint Action Water Agency, Illinois, General            2/03 at 102          Aa2       4,170,203
                 Obligation Water Refunding Bonds, Series 1992, 6.000%, 2/01/19

       10,000   City of Chicago, Illinois, General Obligation Adjustable Rate           7/02 at 101 1/2          AAA      10,545,500
                 Bonds (Central Public Library Project), Series C of 1988,
                 6.850%, 1/01/17 (Pre-refunded to 7/01/02)

       15,500   City of Chicago, Illinois, General Obligation Bonds, Project and            7/08 at 102          AAA      14,981,060
                 Refunding Series 1998, 5.250%, 1/01/28

       30,000   City of Chicago, Illinois, Chicago Midway Airport, Revenue Bonds,           1/09 at 101          AAA      27,943,200
                 Series 1998A, 5.125%, 1/01/31 (Alternative Minimum Tax)

       12,500   City of Chicago, Illinois, Chicago-O'Hare International Airport,            1/04 at 102          AAA      12,027,125
                 General Airport Second Lien Revenue Refunding Bonds,
                 1993 Series C, 5.000%, 1/01/18

                Board of Governors of State Colleges and Universities, Auxiliary
                Facilities System Revenue Bonds (Eastern Illinois University),
                Series 1989:
       12,355    0.000%, 10/01/09                                                      10/04 at 74 1/16          AAA       7,737,813
       16,470    0.000%, 4/01/16 (Pre-refunded to 10/01/04)                            10/04 at 47 1/16          AAA       6,763,570

       10,000   Illinois Development Finance Authority, Revenue Bonds (Provena              5/08 at 101          AAA       9,981,700
                 Health), Series 1998A, 5.500%, 5/15/21

        2,095   Illinois Educational Facilities Authority, Revenue Bonds (Robert           12/07 at 100          Aaa       2,135,350
                 Morris College), Series 2000, 5.800%, 6/01/30

        2,180   Illinois Educational Facilities Authority, Revenue Bonds (DePaul           10/10 at 101          AAA       2,203,152
                 University), Series 2000, 5.500%, 10/01/19

       20,000   Illinois Health Facilities Authority, Brokaw-Mennonite Association,         8/02 at 102          AAA      20,610,600
                 Revenue Refunding Bonds (BroMenn Healthcare), Series 1992,
                 6.250%, 8/15/18

        7,000   Illinois Health Facilities Authority, Revenue Bonds (Hospital Sisters       6/08 at 101          Aaa       6,632,920
                 Services, Inc. Obligated Group), Series 1998A, 5.000%, 6/01/18

        5,500   Illinois Health Facilities Authority, Revenue Bonds (Alexian                1/09 at 101          AAA       5,193,045
                 Brothers Health System), Series 1999, 5.000%, 1/01/19

       17,320   Illinois Health Facilities Authority, Revenue Bonds (Edward                 2/11 at 101          AAA      16,467,683
                 Hospital Obligation Group), Series 2001, 5.250%, 2/15/34


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                   Portfolio of INVESTMENTS April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

                The State of Illinois Department of Central Management Services,
                Certificates of Participation, (Illinois Student Assistance
                Commission):
$       2,965    6.875%, 7/01/07 (Pre-refunded to 7/01/02)                                  7/02 at 102          AAA   $   3,141,803
        6,085    6.950%, 7/01/13 (Pre-refunded to 7/01/02)                                  7/02 at 102          AAA       6,452,838

        4,560   County of Macon, Illinois, Revenue Bonds (Millikin University),            10/05 at 100          AAA       5,005,558
                 Series 1995, 6.250%, 10/01/16

        5,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake,                6/04 at 102          AAA       5,532,300
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1994D, 6.750%, 6/01/25 (Pre-refunded to 6/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.8%

       10,500   Hospital Authority of the City of Fort Wayne, Indiana, Revenue             11/02 at 102        A+***      11,165,595
                 Bonds (Parkview Memorial Hospital, Inc.  Project), Series 1992,
                 6.400%, 11/15/22 (Pre-refunded to 11/15/02)

       20,000   The Indianapolis Local Public Improvement Bond Bank, Indiana,              No Opt. Call          AAA       4,260,000
                 Series 1999E, 0.000%, 2/01/28

       12,250   City of Lawrenceburg, Indiana, Pollution Control Revenue Refunding          4/02 at 102          AAA      12,834,203
                 Bonds (Indiana Michigan Power Company Project), Series D,
                 7.000%, 4/01/15

        9,545   New Prairie School Building Corporation, LaPorte and St. Joseph             7/04 at 102          AAA      10,712,163
                 Counties, Indiana, First Mortgage Bonds, Series 1994,
                 7.200%, 7/15/21 (Pre-refunded to 7/15/04)

       14,000   Hospital Authority of Marshall County, Indiana, Holy Cross Health          12/01 at 102          AAA      14,586,180
                 System Corporation, Hospital Revenue Refunding Bonds
                 (Holy Cross Parkview Hospital, Inc.), Series 1991, 7.000%, 12/01/12
                 (Pre-refunded to 12/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.3%

        5,000   City of Davenport, Iowa, Hospital Facility Revenue Bonds                    7/02 at 102          AAA       5,259,950
                 (Mercy Hospital Project), Series 1992, 6.250%, 7/01/22
                 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.3%

        1,245   Sedgwick County, Kansas and Shawnee County, Kansas, GNMA                    6/01 at 103          Aaa       1,283,134
                 Collateralized Mortgage Revenue  Bonds, Senior 1991 Series A,
                 7.300%, 12/01/12

        5,000   University of Kansas Hospital Authority, Health Facilities Revenue          9/09 at 100          AAA       5,077,600
                 Bonds (KU Health System), Series 1999A, 5.650%, 9/01/29


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.6%

       10,000   City of Danville, Kentucky, Multi-City Lease Revenue Bonds                  3/02 at 102          AAA      10,496,800
                 (Louisville and Jefferson County Metropolitan Sewer District
                 Sewer and Drainage System Revenue Project), Series 1991-G,
                 6.800%, 3/01/19 (Pre-refunded to 3/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.3%

        5,000   Parish of De Soto, State of Louisiana, Pollution Control Revenue            9/09 at 102          AAA       5,207,950
                 Refunding Bonds (Cleco Utility Group Inc. Project), Series 1999,
                 5.875%, 9/01/29

       15,650   Louisiana Public Facilities Authority, Hospital Revenue Refunding           5/02 at 102          AAA      16,523,113
                 Bonds (Southern Baptist Hospital Project), Series 1992,
                 6.800%, 5/15/12 (Pre-refunded to 5/15/02)

        5,340   City of New Orleans, Louisiana, Public Improvement Bonds,                   9/02 at 100          AAA       5,591,621
                 Issue of 1992, 7.000%, 9/01/19 (Pre-refunded to 9/01/02)

        8,385   Orleans Levee District (A Political Subdivision of the State of            12/05 at 103          AAA       8,934,050
                 Louisiana), Public Improvement Bonds, Series 1986,
                 5.950%, 11/01/15

        3,000   Parish of St. Charles, State of Louisiana, Pollution Control Revenue        6/01 at 102          AAA       3,067,980
                 Bonds (Louisiana Power and Light Company Project),
                 Series 1991, 7.500%, 6/01/21 (Alternative Minimum Tax)

        3,500   Hospital Service District No. 1 of the Parish of Tangipahoa,                2/04 at 102          AAA       3,634,015
                 State of Louisiana, Hospital Revenue Bonds, Series 1994,
                 6.250%, 2/01/24


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.5%

        8,520   Maine Health and Higher Educational Facilities Authority, Revenue           7/01 at 102          AAA       8,712,637
                 Bonds, Series 1991, 6.375%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.1%

       10,500   Massachusetts Health and Educational Facilities Authority,                  7/02 at 102          AAA      10,935,855
                 Revenue Bonds (New England Medical Center Hospitals
                 Issue), Series F, 6.625%, 7/01/25


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)

$       6,745   Massachusetts Housing Finance Agency, Housing Development                   6/08 at 101          AAA   $   6,645,376
                 Bonds, 1998 Series A, 5.375%, 6/01/16 (Alternative Minimum Tax)

        8,400   Massachusetts Health and Educational Facilities Authority,                 10/05 at 102          AAA       8,927,772
                 Revenue Bonds (Berkshire Health Systems Issue), Series D,
                 6.000%, 10/01/13

       12,000   Massachusetts Health and Educational Facilities Authority,                  7/08 at 101          AAA      11,008,440
                 Revenue Bonds (Boston Medical Center Issue), Series A,
                 5.000%, 7/01/29

                Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds (South Shore Hospital Issue), Series D:
        2,890    6.500%, 7/01/22 (Pre-refunded to 7/01/02)                                  7/02 at 102          AAA       3,048,459
        2,960    6.500%, 7/01/22                                                            7/02 at 102          AAA       3,078,696

        4,865   Massachusetts Housing Finance Agency, Housing Revenue                      12/05 at 102          AAA       5,065,584
                 Refunding Bonds, 1995 Series A, 6.100%, 12/01/16

       31,850   Massachusetts Turnpike Authority, Metropolitan Highway System               1/07 at 102          AAA      28,888,268
                 Revenue Bonds (Senior), 1997 Series C, 5.000%, 1/01/37


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 6.9%

       11,245   The Economic Development Corporation of the City of Detroit,                5/01 at 102          AAA      11,487,780
                 Resource Recovery Revenue Bonds, Series 1991A,
                 6.875%, 5/01/09 (Alternative Minimum Tax)

                City of Detroit, Michigan, Sewage Disposal System Revenue
                Bonds, Series 1999-A:
       15,825    5.750%, 7/01/26                                                            1/10 at 101          AAA      16,417,963
       20,000    5.875%, 7/01/27                                                            1/10 at 101          AAA      20,935,000

       13,500   City of Detroit, Michigan, Water Supply System Revenue and                  7/04 at 102          AAA      12,797,595
                  Revenue Refunding Bonds, Series 1993, 5.000%, 7/01/23

       13,700   City of Detroit, Michigan, Water Supply System Revenue Bonds                7/07 at 101          AAA      12,832,105
                 (Senior Lien), Series 1997-A, 5.000%, 7/01/27

        8,000   Gaylord Community Schools, Counties of Otsego and Antrim,                5/07 at 37 3/4          AAA       2,314,560
                 State of Michigan, 1992 School Building and Site and
                 Refunding Bonds, 0.000%, 5/01/21 (Pre-refunded to 5/01/07)

        8,500   County of Jackson Hospital Finance Authority, Hospital Revenue              6/03 at 102          AAA       8,235,055
                 Refunding Bonds (W. A. Foote Memorial Hospital), Series 1993A,
                 5.250%, 6/01/23

       10,000   Michigan Strategic Fund, Limited Obligation Refunding Revenue              12/01 at 102          AAA      10,372,700
                 Bonds (The Detroit Edison Company Pollution Control Bonds
                 Project), Collateralized Series 1991DD, 6.875%, 12/01/21

       27,000   Okemos Public School, County of Ingham, State of Michigan,             5/06 at 34 17/32          AAA       7,527,600
                 1991 School Building and Site Bonds, Series I, 0.000%, 5/01/21
                 (Pre-refunded to 5/01/06)

                Charter County of Wayne, Michigan, Limited Tax General
                Obligation Airport Hotel Revenue Bonds (Detroit Metropolitan
                Wayne County Airport), Series 2001A:
       10,000    5.250%, 12/01/25                                                          12/11 at 101          AAA       9,763,400
       11,500    5.000%, 12/01/30                                                          12/11 at 101          AAA      10,767,335

        6,125   Western Townships Utilities Authority, Sewage Disposal System               1/02 at 100          AAA       6,217,181
                 Refunding Bonds, Series 1991, 6.500%, 1/01/19


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.5%

        4,800   Minnesota Housing Finance Agency, Single Family Mortgage                    1/04 at 102          AA+       5,013,312
                 Bonds, 1994 Series M, 6.700%, 7/01/26 (Alternative Minimum Tax)

        4,665   Minnesota Housing Finance Agency, Single Family Mortgage                    7/02 at 102          AA+       4,803,084
                 Bonds, 1992 Series E, 6.850%, 1/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.2%

        3,350   Missouri Housing Development Commission, Single Family                      1/02 at 102          AAA       3,441,556
                 Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                 Program), 1991 Series C, 6.900%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.4%

       26,000   City of Forsyth, Rosebud County, Montana, Pollution Control                 3/02 at 102          AAA      27,082,640
                 Revenue Refunding Bonds (Puget Sound Power and Light
                 Company Colstrip Project), Series 1992, 6.800%, 3/01/22


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                       Portfolio of INVESTMENTS April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 2.1%

$      11,000   Clark County, Nevada, Las Vegas-McCarran International Airport,             7/02 at 102          AAA   $  11,545,820
                 Passenger Facility Charge Revenue Bonds, 1992 Series A,
                 6.000%, 7/01/22 (Pre-refunded to 7/01/02)

                Director of the State of Nevada, Department of Business and
                Industry, Revenue Bonds (Las Vegas Monorail Project), 1st Tier
                Series 2000:
       15,000    5.625%, 1/01/34                                                            1/10 at 102          AAA      15,142,500
        5,000    5.375%, 1/01/40                                                            1/10 at 100          AAA       4,818,600

        4,020   Nevada Housing Division, Senior Single Family Program Bonds,                4/04 at 102          Aa2       4,159,856
                 1994 Issue B-1, 6.700%, 10/01/17

        3,110   Nevada Housing Division, Senior Single Family Mortgage Bonds,               4/04 at 102          Aa2       3,220,685
                 1994 Series B-2, 6.950%, 10/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.3%

        4,950   New Hampshire Higher Educational and Health Facilities Authority,           1/03 at 102          AAA       5,115,379
                 Hospital Revenue Bonds (Lakes Region Hospital Association
                 Issue), Series 1993, 5.750%, 1/01/11


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 3.7%

        8,685   Long Island Power Authority, New York, Electric System General              6/08 at 101          AAA       8,712,531
                 Revenue Bonds, Series 1998A, 5.300%, 12/01/19

        8,265   The City of New York, New York, General Obligation Bonds,               8/02 at 101 1/2          AAA       8,685,854
                 Fiscal 1992 Series C, 6.250%, 8/01/10 (Pre-refunded to 8/01/02)

        1,225   The City of New York, New York, General Obligation Bonds,                  11/07 at 101          AAA       1,218,116
                 Fiscal 1998 Series C, 5.250%, 11/15/21

       10,000   New York City Municipal Water Finance Authority, Water and                  6/06 at 101          AAA      10,308,400
                 Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26

                Dormitory Authority of the State of New York, City University
                System Consolidated Third General Resolution Revenue Bonds, 1994
                Series 2:
        3,000    6.250%, 7/01/19 (Pre-refunded to 7/01/04)                                  7/04 at 100          AAA       3,238,260
        6,400    6.750%, 7/01/24 (Pre-refunded to 7/01/04)                                  7/04 at 102          AAA       7,117,760

        9,000   Dormitory Authority of the State of New York, FHA-Insured                   8/09 at 101          AAA       8,976,240
                 Mortgage Hospital Revenue Bonds  (Montefiore Medical
                 Center), Series 1999, 5.250%, 8/01/19

        5,000   New York State Urban Development Corporation, Correctional                  1/07 at 102          AAA       5,146,800
                 Capital Facilities Revenue Bonds, Series 7, 5.700%, 1/01/27

       15,600   The Port Authority of New York and New Jersey, Consolidated                 1/05 at 101          AAA      16,911,960
                 Bonds, Ninety- Seventh Series, 6.650%, 1/15/23
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.7%

       30,000   City of Charlotte, North Carolina, Certificates of Participation           12/01 at 102          AAA      31,221,900
                 (Convention Facility Project), Series 1991, 6.750%, 12/01/21
                 (Pre-refunded to 12/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.9%

       12,550   City of Cleveland, Ohio, Waterworks Improvement First Mortgage              1/02 at 102          AAA      13,071,829
                 Revenue Bonds, 1992A Series F, 6.500%, 1/01/21 (Pre-refunded to 1/01/02)

        9,000   County of Lucas, Ohio, Hospital Improvement Revenue Bonds                   8/02 at 102          AAA       9,511,830
                 (St. Vincent Medical Center), Series 1992, 6.625%, 8/15/22

       21,100   County of Lucas, Ohio, Hospital Revenue Bonds (ProMedica                   11/09 at 101          AAA      20,659,221
                 Healthcare Obligated Group), Series 1999, 5.375%, 11/15/39

        7,710   Ohio Housing Finance Agency, Residential Mortgage Revenue                   3/05 at 102          Aaa       8,178,383
                 Bonds (GNMA Mortgage-Backed Securities Program),
                 1995 Series A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)

                Ohio Air Quality Development Authority, Air Quality Development
                Revenue Refunding Bonds (JMG Funding Limited Partnership
                Project), Series 1994:
       13,750    6.375%, 1/01/29 (Alternative Minimum Tax)                                 10/04 at 102          AAA      14,427,738
        8,000    6.375%, 4/01/29 (Alternative Minimum Tax)                                 10/04 at 102          AAA       8,394,320


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.4%

          335   Oklahoma Housing Finance Agency, Single Family Mortgage                     9/01 at 102          AAA         341,449
                 Revenue Bonds, 1991 Series A, 7.150%, 3/01/07

       22,830   Oklahoma Housing Finance Agency, GNMA Collateralized Single                No Opt. Call          AAA      25,561,153
                 Family Mortgage Revenue Bonds,  Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA (continued)

$       1,020   Tulsa County Home Finance Authority, GNMA Collateralized                   12/01 at 102          AAA   $   1,045,939
                 Mortgage Revenue Bonds, Series 1991C, 7.100%, 6/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.2%

        4,125   Housing and Community Services Department, State of Oregon,                 7/05 at 102          Aa2       4,310,625
                 Mortgage Revenue Bonds (Single-Family Mortgage Program),
                 1995 Series A, 6.450%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 3.0%

       14,700   County of Allegheny, Pennsylvania, Airport Revenue Bonds                    1/02 at 102          AAA      15,242,136
                 (Greater Pittsburgh International Airport),  Series 1992B,
                 6.625%, 1/01/22 (Alternative Minimum Tax)

        7,000   Industrial Development Authority, Beaver County, Pennsylvania,              9/01 at 102          AAA       7,211,750
                 Pollution Control Revenue Refunding Bonds (Pennsylvania Power
                 Company - Mansfield Project), 1991 Series A, 7.150%, 9/01/21

                Delaware County Industrial Development Authority, Pollution
                Control Revenue Refunding Bonds (Philadelphia Electric Company
                Project), 1991 Series A:
        5,000    7.375%, 4/01/21                                                           10/01 at 102            A       5,113,350
        5,000    7.375%, 4/01/21                                                           10/01 at 102          AAA       5,113,450

        7,120   General Purpose Authority, Lehigh County, Pennsylvania,                     7/04 at 102          AAA       7,796,970
                 Hospital Revenue Bonds (Lehigh Valley Hospital, Inc.), Series A of
                 1994, 6.250%, 7/01/22 (Pre-refunded to 7/01/04)

        8,950   Montgomery County Industrial Development Authority,                         6/02 at 102          AAA       9,353,198
                 Pollution Control Revenue Refunding Bonds (Philadelphia
                 Electric Company Project), 1992 Series A, 6.625%, 6/01/22

        7,000   Commonwealth of Pennsylvania, Harristown Development                       11/01 at 102          AAA       7,231,490
                 Corporation, Certificates of Participation, 6.250%, 5/01/16


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.3%

        2,195   Providence Housing Development Corporation, Rhode Island,                   7/04 at 102          AAA       2,313,179
                 Mortgage Revenue Refunding Bonds (FHA-Insured Mortgage
                 Loan - Barbara Jordan Apartments Project), Series 1994A,
                 6.750%, 7/01/25

       20,475   Rhode Island Depositors Economic Protection Corporation,                    2/11 at 100          AAA      21,633,680
                 Special Obligation Refunding Bonds, 1992 Series B,
                 5.250%, 8/01/21 (Pre-refunded to 2/01/11)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 0.8%

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, 1988 Refunding Series:
        9,190    0.000%, 1/01/13 (Pre-refunded to 1/01/10)                             1/10 at 79 19/32          AAA       4,849,012
       12,810    0.000%, 1/01/13                                                           No Opt. Call          AAA       7,005,020

                South Carolina Jobs and Economic Development Authority,
                Hospital Facilities Revenue Bonds (Oconee Memorial Hospital, Inc.),
                Series 1995:
        3,000    6.150%, 3/01/15                                                            3/05 at 102          AAA       3,172,470
          600    6.150%, 3/01/25                                                            3/05 at 102          AAA         623,952


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.4%

        7,500   Metropolitan Nashville Airport Authority, Tennessee, Airport                7/01 at 102          AAA       7,686,225
                 Improvement Revenue Bonds, Refunding Series 1991C,
                 6.600%, 7/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 9.5%

       25,150   Brazos River Authority, Texas, Revenue Refunding Bonds                      5/08 at 102          AAA      24,011,711
                 (Houston Industries Incorporated Project), Series 1998C,
                 5.125%, 5/01/19 (Optional put 5/01/08)

        9,500   Coastal Bend Health Facilities Development Corporation,                    11/02 at 102          AAA      10,048,625
                 Texas, Incarnate Word Health Services Revenue Bonds,
                 Series 1993-A, 6.000%, 11/15/22 (Pre-refunded to 11/15/02)

       11,460   Dallas County Utility and Reclamation District, Texas, Unlimited            2/05 at 100          AAA      11,649,205
                 Tax Refunding Bonds, Series 1999B, 5.875%, 2/15/29

       25,000   Harris County-Houston Sports Authority, Texas, Junior Lien Revenue         11/11 at 100          AAA      23,481,000
                 Refunding Bonds, Series 2001B, 5.250%, 11/15/40
                 (WI, settling 5/17/01)

                Harris County, Texas, Toll Road Senior Lien Revenue Bonds,
                Series 1989:
        9,000    0.000%, 8/15/18 (Pre-refunded to 8/15/09)                             8/09 at 53 27/32          AAA       3,290,940
       39,000    0.000%, 8/15/19 (Pre-refunded to 8/15/09)                               8/09 at 50 1/4          AAA      13,312,650
        7,280    0.000%, 8/15/20 (Pre-refunded to 8/15/09)                             8/09 at 46 29/32          AAA       2,323,558
        5,085    0.000%, 8/15/21 (Pre-refunded to 8/15/09)                             8/09 at 43 25/32          AAA       1,512,584


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                   Portfolio of Investments April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       8,225   City of Houston, Texas, Airport System Revenue Bonds (Subordinate           7/07 at 100          AAA   $   7,876,096
                 Lien Refunding), Series 1997, 5.125%, 7/01/22

       18,500   City of Houston, Texas, Hotel Occupancy Tax and Special Revenue             9/11 at 100          AAA      17,602,195
                 Bonds (Convention Project),  Series 2001B, 5.250%, 9/01/33
                 (WI, settling 5/08/01)

       12,826   Houston Housing Finance Corporation, Texas, Multifamily Housing             9/11 at 105          Aaa      13,363,794
                 Revenue Bonds (RRG Apartments Project - GNMA Collateralized
                 Mortgage), Series 2001, 6.350%, 3/20/42

       13,280   City of Houston, Texas, Water and Sewer System Junior Lien                 12/01 at 102          AAA      13,752,635
                 Revenue Refunding Bonds, Series 1991C, 6.375%, 12/01/17

       12,300   Navigation District Number One, Matagorda County, Texas,                    6/09 at 101          AAA      11,715,012
                 Revenue Refunding Bonds (Reliant Energy, Incorporated Project),
                 Series 1999A, 5.250%, 6/01/26

        6,500   Health Facilities Development Corporation, Tarrant County, Texas,           2/08 at 101          AAA       5,715,645
                 Texas Health Resources System Revenue Bonds, Series 1997A,
                 5.000%, 2/15/26

       13,880   Texas Department of Housing and Community Affairs, Single Family            9/06 at 102          AAA      14,339,567
                 Mortgage Revenue Bonds, 1996 Series D, 6.250%, 9/01/28
                 (Alternative Minimum Tax)

        6,950   Texas Turnpike Authority, Dallas North Tollway System Revenue               1/06 at 102          AAA       6,761,030
                 Bonds (President George Bush Turnpike), Series 1995,
                 5.250%, 1/01/23


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.4%

        5,895   Utah Housing Finance Agency, Multifamily Housing Refunding                  1/02 at 102          AAA       6,096,904
                 Bonds (FHA-Insured Mortgage Loans), 1992 Issue A,
                 7.400%, 7/01/24

        1,195   Utah Housing Finance Agency, Single Family Mortgage Bonds                   7/04 at 102          Aaa       1,228,329
                 (Federally Insured or Guaranteed Mortgage Loans),
                 1994 Issue D, 6.750%, 1/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 2.2%

        3,195   Kitsap County, Washington, Limited Tax General Obligation                   7/10 at 100          AAA       3,207,301
                 Bonds, Series 2000, 5.500%, 7/01/25

        4,250   Public Utility District No. 1 of Snohomish County, Washington,              1/02 at 102          AAA       4,808,620
                 Generation System Revenue Bonds, Series 1989, 6.650%, 1/01/16

       19,750   Washington Health Care Facilities Authority, Revenue Bonds                  6/01 at 101          AAA      19,999,245
                 (Group Health Cooperative of Puget Sound, Seattle), Series 1989,
                 7.200%, 12/01/15

        4,100   Washington Public Power Supply System, Nuclear Project No. 1                7/02 at 102          Aaa       4,231,487
                 Refunding Revenue Bonds, Series 1992A, 6.250%, 7/01/17

        8,500   Washington Public Power Supply System, Nuclear Project No. 3                7/03 at 102          AAA       8,600,895
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.4%

       10,000   The County Commission of Harrison, West Virginia, Solid Waste               5/03 at 102          AAA      10,578,400
                 Disposal Revenue Bonds (West Penn Power Company -
                 Harrison Station Project), Series B, 6.300%, 5/01/23 (Alternative
                 Minimum Tax)

        4,100   West Virginia Water Development Authority, Water Development               11/01 at 102          AAA       4,242,352
                 Revenue Refunding Bonds (Loan Program), 1991 Series A,
                 7.000%, 11/01/25

        7,000   West Virginia Water Development Authority, Water Development               11/09 at 102          AAA       6,610,590
                 Revenue Bonds (Loan Program II), 1999 Series A, 5.125%, 11/01/39

        5,050   State of West Virginia, University of West Virginia Board of                5/02 at 100          AAA       5,226,649
                 Trustees, Dormitory Revenue Bonds (West Virginia University
                 Project), 1992 Series A, 6.750%, 5/01/17 (Pre-refunded to 5/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.5%

        8,270   Wisconsin Housing and Economic Development Authority,                       1/02 at 102          AAA       8,522,070
                 Housing Revenue Bonds, 1992 Series A, 6.850%, 11/01/12

       17,710   Wisconsin Health and Educational Facilities Authority, Revenue             12/01 at 102          AAA      18,448,507
                 Bonds (Novus Health Group), Series 1991-B, 6.750%, 12/15/20
                 (Pre-refunded to 12/15/01)

       15,000   Wisconsin Health and Educational Facilities Authority, Revenue              2/07 at 102          AAA      15,171,150
                 Bonds (Marshfield Clinic Project),  Series 1997, 5.750%, 2/15/27


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN (continued)

                Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds (Aurora Health Care, Inc.), Series 1997:
$      18,000    5.250%, 8/15/17                                                            8/07 at 102          AAA   $  17,756,280
        6,600    5.250%, 8/15/27                                                            8/07 at 102          AAA       6,308,806


------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.9%

       17,225   Wyoming Community Development Authority, Housing Revenue               12/07 at 101 1/2          AAA      17,277,531
                 Bonds, Series 6, 5.600%, 6/01/29
------------------------------------------------------------------------------------------------------------------------------------

$   2,117,990   Total Investments (cost $1,799,810,593) - 99.7%                                                        1,882,356,721
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 1.8%

       15,000   Emery County, Pollution Control Revenue Refunding Bonds                                       VMIG-1      15,000,000
                 (PacifiCorp Project), Series 1994, Variable Rate Demand Bonds,
                 4.550%, 11/01/24+

       10,000   City of Valdez, Alaska, Marine Terminal Revenue Refunding                                     VMIG-1      10,000,000
                 Bonds (Exxon Pipeline Company Project), 1993 Series B,
                 Variable Rate Demand Bonds, 4.350%, 12/01/33+

        9,565   Wisconsin Health and Education Facilities Authority, Revenue                                      NR       9,565,000
                 Bonds (Gundersen Lutheran), Series 2000A, Adjustable Rate
                 Demand Bonds, 4.450%, 12/01/15+
------------------------------------------------------------------------------------------------------------------------------------
$      34,565   Total Short-Term Investments (cost 34,565,000)                                                            34,565,000
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (1.5)%                                                                  (28,186,120)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                     $1,888,735,601
                ====================================================================================================================

                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market
                    Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                    Government agency securities, any of which ensure the timely payment of principal and interest.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.

                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
                            Portfolio of
                                    INVESTMENTS April 30, 2001 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.6%

$       2,730   BMC Special Care Facilities Financing Authority of the City of         12/02 at 102 AAA                $   2,907,013
                 Montgomery, Revenue Bonds (Baptist Medical Center),
                 Series 1992-B, 6.700%, 12/01/10


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 22.0%

        6,750   ABAG Finance Authority for Nonprofit Corporations, California,             12/09 at 101          AAA       7,170,458
                 Certificates of Participation (Children's Hospital Medical
                 Center of Northern California), Series 1999, 5.875%, 12/01/19

       10,000   ABAG Finance Authority for Nonprofit Corporations, Insured                 12/09 at 101          AAA      10,665,900
                 Certificates of Participation (Children's Hospital Medical
                 Center of Northern California), Series 1999, 6.000%, 12/01/29

        5,000   Antioch Area Public Facilities Financing Agency, Contra Costa               8/09 at 101          AAA       5,194,750
                 County, California, Special Tax Bonds (Community Facilities
                 District No. 1989-1), Series 1999, 5.700%, 8/01/22

          820   Housing Authority of the County of Kern, Guaranteed Tax-Exempt             No Opt. Call          AAA         913,710
                 Mortgage Obligations, 1994 Series A (Subseries I),
                 7.150%, 12/30/24 (Alternative Minimum Tax)

          560   Housing Authority of the County of Kern, Guaranteed Tax-Exempt             No Opt. Call          AAA         617,131
                 Mortgage Obligations, 1994 Series A (Subseries III),
                 7.450%, 6/30/25 (Alternative Minimum Tax)

        5,750   La Verne-Grand Terrace Housing Finance Agency, Single Family               No Opt. Call          AAA       8,055,290
                 Residential Mortgage Revenue Bonds, 1984 Series A,
                 10.250%, 7/01/17

        5,840   Lancaster Redevelopment Agency, Tax Allocation Refunding Bonds              8/01 at 102          AAA       5,977,298
                 (Lancaster Residential Redevelopment Project Area), Issue of
                 1992, 6.100%, 8/01/19

       11,080   City of Lodi, California, Electric System Revenue Certificates         1/09 at 40 23/32          AAA       2,851,327
                 of Participation, 1999 Series B, 0.000%, 1/15/24

        5,040   Northern California Power Agency, Revenue Bonds (Hydroelectric             No Opt. Call          AAA       5,943,622
                 Project Number One), 1992 Refunding Series A, 10.000%, 7/01/04

        5,000   Ontario Redevelopment Financing Authority, San Bernardino County,          No Opt. Call          AAA       6,438,950
                 California, 1995 Revenue Refunding Bonds (Ontario Redevelopment
                 Project No.1), 7.400%, 8/01/25

        8,880   City of Pomona, California, Single Family Mortgage Revenue                 No Opt. Call          AAA      11,049,650
                 Refunding Bonds (GNMA and FHLMC Mortgage-Backed Securities),
                 Series 1990B, 7.500%, 8/01/23

       10,305   City of San Bernardino, California, Single Family Mortgage                 No Opt. Call          AAA      12,916,596
                 Revenue Refunding Bonds (GNMA Mortgage-Backed Securities),
                 Series 1990A, 7.500%, 5/01/23

       14,755   County of San Bernardino, California, Single Family Mortgage               No Opt. Call          AAA      18,343,859
                 Revenue Bonds (GNMA Mortgage-Backed Securities), 1988 Series A,
                 8.300%, 9/01/14 (Alternative Minimum Tax)

        2,000   City of Santa Barbara, California, Certificates of Participation            4/02 at 102          AAA       2,086,100
                 (1992 Water System Improvement Project and Refunding),
                 6.700%, 4/01/27


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 1.7%

        6,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,             9/10 at 102          AAA       6,219,600
                 Series 2000A, 5.750%, 9/01/29

        1,225   Summit School District RE-1, Summit County, Colorado, General              12/04 at 100          AAA       1,349,693
                 Obligation Improvement Bonds, Series 1994, 6.700%, 12/01/14
                 (Pre-refunded to 12/01/04)

------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 4.1%

                Miami-Dade County, Florida, Subordinate Special Obligation Bonds,
                Series 1997B:
       10,000    0.000%, 10/01/23                                                        4/08 at 44 1/4          AAA       2,718,500
       30,000    0.000%, 10/01/26                                                       4/08 at 37 5/16          AAA       6,800,400
       50,500    0.000%, 10/01/30                                                      4/08 at 29 11/16          AAA       8,858,205

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 4.8%

                Development Authority of Burke County, Georgia, Pollution
                Control Revenue Bonds (Oglethorpe Power Corporation Vogtle
                Project), Series 1992:
$       3,555    7.800%, 1/01/08 (Pre-refunded to 1/01/03)                                  1/03 at 103          AAA   $   3,901,364
       10,000    8.000%, 1/01/15 (Pre-refunded to 1/01/03)                                  1/03 at 103          AAA      11,005,100

        6,500   The Medical Center Hospital Authority, Georgia, Revenue                     8/09 at 102          AAA       6,547,515
                 Anticipation Certificates (Columbus Regional Healthcare System,
                 Inc. Project), Series 1999, 5.500%, 8/01/25


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 4.0%

        8,030   State of Hawaii, Airports System Revenue Bonds, Refunding                   7/10 at 101          AAA       8,848,578
                 Series 2000B, 6.500%, 7/01/15 (Alternative Minimum Tax)

                Department of Budget and Finance of the State of Hawaii, Special
                Purpose Revenue Bonds (Hawaiian Electric Company, Inc. and
                Subsidiaries Project), Series 1999D:
        2,250    6.150%, 1/01/20 (Alternative Minimum Tax)                                  1/09 at 101          AAA       2,371,770
        6,500    6.200%, 11/01/29 (Alternative Minimum Tax)                                11/09 at 101          AAA       6,883,565


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.9%

       10,000   City of Chicago, Illinois, General Obligation Adjustable Rate           7/02 at 101 1/2          AAA      10,545,500
                 Bonds (Central Public Library Project), Series C of 1988,
                 6.850%, 1/01/17 (Pre-refunded to 7/01/02)

       10,000   City of Chicago, Illinois, General Obligation Refunding Bonds,              1/10 at 101          AAA       9,900,800
                 Series 2000D, 5.500%, 1/01/35

        8,200   Board of Education of the City of Chicago, General Obligation              No Opt. Call          AAA       9,244,762
                 Lease Certificates, 1992 Series A, 6.250%, 1/01/15

       10,150   Onterie Center Housing Finance Corporation (An Illinois Not for             7/02 at 102          AAA      10,608,476
                 Profit Corporation), Mortgage Revenue Refunding Bonds (FHA-
                 Insured Mortgage Loan - Onterie Center Project), Series 1992A,
                 7.050%, 7/01/27

        3,225   Regional Transportation Authority, Cook, DuPage, Kane, Lake,               No Opt. Call          AAA       4,198,144
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/09

        4,000   Public Building Commission of St. Clair County, Illinois, Public           12/02 at 102          AAA       4,172,400
                 Building Revenue Bonds, Series 1992, 6.350%, 12/01/09
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.9%

        5,375   Indiana Health Facility Financing Authority, Hospital Revenue               5/02 at 102          AAA       5,595,483
                 Refunding and Improvement Bonds (Community Hospitals Projects),
                 Series 1992, 6.400%, 5/01/12

        7,000   Southwest Allen Multi-School Building Corporation, Ft. Wayne,               1/02 at 101          AAA       7,213,920
                 Indiana, First Mortgage Refunding Bonds, Series 1992B,
                 6.375%, 1/15/09


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.5%

        6,500   County of Daviess, Kentucky, Insured Hospital Revenue Bonds                 8/02 at 102          AAA       6,713,850
                 (ODCH, Inc. Project), 1992 Series A, 6.250%, 8/01/22


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.1%

                Louisiana Public Facilities Authority, Hospital Revenue Bonds
                (Our Lady of Lourdes Regional Medical Center Project), Series
                1992:
        5,000    6.375%, 2/01/12 (Pre-refunded to 2/01/03)                                  2/03 at 102          AAA       5,335,650
        4,000    6.450%, 2/01/22 (Pre-refunded to 2/01/03)                                  2/03 at 102          AAA       4,275,720


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.0%

        3,000   Framingham Housing Authority, Massachusetts, Mortgage Revenue               8/01 at 102          N/R       3,090,030
                 Bonds (GNMA Collateralized - Beaver Terrace Apartments Project),
                 Series 1992A, 6.650%, 2/20/32

        8,335   Massachusetts Health and Educational Facilities Authority,                  7/02 at 102          AAA       8,680,986
                 Revenue Bonds (New England Medical Center Hospitals Issue),
                 Series F, 6.625%, 7/01/25

        7,000   Massachusetts Turnpike Authority, Metropolitan Highway System               1/07 at 102          AAA       6,349,070
                 Revenue Bonds (Senior), 1997 Series C, 5.000%, 1/01/37

                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                                    Portfolio of INVESTMENTS April 30, 2001 (Unaudited)


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.5%

$       2,250   City of Kalamazoo Hospital Finance Authority, Hospital Revenue              5/06 at 102          AAA   $   2,318,783
                 Refunding and Improvement Bonds (Bronson Methodist Hospital),
                 Series 1996, 5.750%, 5/15/16

        6,500   Michigan Higher Education Student Loan Authority, Student Loan             No Opt. Call          AAA       6,692,465
                 Refunding Revenue Bonds, Series XII-T, 5.300%, 9/01/10
                 (Alternative Minimum Tax)

        2,000   County of Van Buren, State of Michigan, 1995 School Building and            5/05 at 100          AAA       2,133,200
                 Site Bonds (Paw Paw Public Schools), 5.625%, 5/01/25
                 (Pre-refunded to 5/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.5%

        4,900   Minneapolis-St. Paul Metropolitan Airports Commission, Airport              1/10 at 101          AAA       5,234,866
                 Revenue Bonds, Series 2000B, 6.000%, 1/01/14 (Alternative
                 Minimum Tax)

        1,465   Minnesota Housing Finance Agency, Rental Housing Bonds, 1995                2/05 at 102          AAA       1,491,355
                 Series D, 5.950%, 2/01/18

------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.3%

        7,495   The Industrial Development Authority of Jefferson County, Missouri,         8/07 at 100          AAA      10,229,026
                 Housing Revenue Bonds (Richardson Road Apartments Project),
                 Series 1985, 11.000%, 12/15/15 (Pre-refunded to 8/15/07)

------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 3.0%

       13,000   City of Forsyth, Rosebud County, Montana, Pollution Control Revenue         3/02 at 102          AAA      13,541,320
                 Refunding Bonds (Puget Sound Power and Light Company Colstrip
                 Project), Series 1992, 6.800%, 3/01/22

------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.2%

        5,050   Washoe County, Nevada, Variable Rate Demand Gas and Water                   7/02 at 102          AAA       5,261,797
                 Facilities Refunding Revenue Bonds (Sierra Pacific Power
                 Company Project), Series 1987, 6.300%, 12/01/14

------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 4.8%

        7,645   Metropolitan Transportation Authority, New York, Transit Facilities        No Opt. Call          AAA       9,151,677
                 Revenue Bonds, Series J, 9.100%, 7/01/05

                The City of New York, New York, General Obligation Bonds, Fiscal
                1992 Series C:
        6,910    6.625%, 8/01/14 (Pre-refunded to 8/01/02)                              8/02 at 101 1/2          AAA       7,293,367
        4,950    6.625%, 8/01/15 (Pre-refunded to 8/01/02)                              8/02 at 101 1/2          AAA       5,224,626


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.2%

        4,845   Oklahoma Housing Finance Agency, GNMA Collateralized Single Family         No Opt. Call          AAA       5,424,607
                 Mortgage Revenue Bonds, Series 1987A, 7.997%, 8/01/18
                 (Alternative Minimum Tax)

        5,440   Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue          7/10 at 101          AAA       5,584,867
                 Bonds, Series 2000 Refunding, 5.625%, 7/01/20

        3,000   Tulsa Industrial Authority, Multifamily Housing Revenue Refunding          11/05 at 103          Aaa       3,114,420
                 Bonds (GNMA Collateralized - Country Club of Woodland Hills
                 Development), Series 1995, 6.250%, 11/01/27


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.7%

                Hillsboro School District 1J, Counties of Washington, Multnomah
                and Yamhill, Washington, General Obligation Bonds, Series 2001:
        2,000    4.750%, 6/01/19                                                            6/11 at 100          Aaa       1,844,700
        6,235    4.750%, 6/01/20                                                            6/11 at 100          Aaa       5,710,449


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.5%

       19,140   Montgomery County Industrial Development Authority, Pollution               6/02 at 102          AAA      20,002,257
                 Control Revenue Refunding Bonds(Philadelphia Electric Company
                 Project), 1992 Series A, 6.625%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.8%

       11,750   Rhode Island Depositors Economic Corporation, Special Obligation            8/02 at 102          AAA      12,444,895
                 Bonds, 1992 Series A, 6.625%, 8/01/19 (Pre-refunded to 8/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 4.5%

       10,000   Piedmont Municipal Power Agency, Electric Revenue Refunding Bonds,          1/03 at 100          AAA      10,176,900
                 Series 1991, 6.250%, 1/01/18

        9,450   South Carolina Public Service Authority, Revenue Bonds (Santee              7/02 at 102          AAA       9,972,680
                 Cooper), 1991 Series D, 6.500%, 7/01/24 (Pre-refunded to 7/01/02)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.2%

$       5,000   The Health and Educational Facilities Board of the Metropolitan            11/09 at 101          AAA   $   5,230,750
                 Government of Nashville and Davidson County, Tennessee, Revenue
                 Bonds (Ascension Health Credit Group), Series 1999A,
                 6.000%, 11/15/30

------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 3.7%

        8,000   Health Facilities Development Corporation, Bexar County, Texas,            11/07 at 102          AAA       7,653,520
                 Revenue Refunding Bonds (Baptist Health System), Series A-1,
                 5.250%, 11/15/27

          985   Housing Finance Corporation, Corpus Christi, Texas, Single Family           7/01 at 103          AAA       1,023,494
                 Mortgage Senior Revenue Refunding Bonds, Series 1991A,
                 7.700%, 7/01/11

          845   Property Finance Authority, Inc., City of El Paso, Texas,                   6/02 at 103          Aaa         882,062
                 Single Family Mortgage Revenue Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1992A, 8.700%, 12/01/18
                 (Alternative Minimum Tax)

        5,210   Harris County, Texas, Toll Road Senior Lien Revenue Refunding               8/02 at 102          AAA       5,517,182
                 Bonds, Series 1992A, 6.500%, 8/15/17 (Pre-refunded to 8/15/02)

        1,600   Harris County, Texas, Toll Road Senior Lien Revenue Refunding               8/01 at 100          AAA       1,602,752
                 Bonds, Series 1992B, 6.625%, 8/15/17

------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 1.1%

        4,750   Pierce County, Washington, Unlimited Tax General Obligation and            12/02 at 100          AAA       4,991,060
                 Refunding Bonds (Puyallup School District No. 3), 1992 Series A,
                 6.700%, 12/01/09 (Pre-refunded to 12/01/02)

------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.4%

        6,000   Mason County, West Virginia, Pollution Control Revenue Bonds                6/02 at 102          AAA       6,291,240
                 (Appalachian Power Company Project), Series I, 6.850%, 6/01/22
------------------------------------------------------------------------------------------------------------------------------------

$     487,270   Total Investments (cost $414,679,229) - 98.0%                                                            438,601,052
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 1.1%

$       5,000   Sublette County, Wyoming, Adjustable Tender Pollution Control                                    P-1       5,000,000
=============    Revenue Bonds (Exxon Project), Series 1987A, Variable Rate
                 Demand Bonds, 4.450%, 07/01/17+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                       3,974,580
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 447,575,632
                ====================================================================================================================



                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market
                    Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                    Government agency securities, any of which ensure the timely payment of principal and interest.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

               N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX)
                                       Portfolio of Investments April 30, 2001 (Unaudited)




   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 2.5%

                Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997D:
$       5,000    5.700%, 2/01/20                                                            2/07 at 101          AAA   $   5,120,550
        8,800    5.750%, 2/01/22                                                            2/07 at 101          AAA       9,039,800

        2,500   City of Mobile, Alabama, General Obligation Refunding Warrants,             2/06 at 102          AAA       2,603,000
                 Series 1996, 5.750%, 2/15/16

        2,000   City of Scottsboro, Alabama, General Obligation School Warrants,            7/06 at 102          AAA       2,113,340
                 Series 1996-B, 5.750%, 7/01/14

------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.3%

        2,585   Alaska Housing Finance Corporation, Mortgage Revenue Bonds, 1996            6/06 at 102          AAA       2,677,465
                 Series A, 6.050%, 12/01/17

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 4.5%

        6,450   California Housing Finance Agency, Multi-Unit Rental Housing                2/03 at 102          Aa2       6,598,092
                 Revenue Bonds, Series 1992A-II, 6.625%, 2/01/24 (Alternative
                 Minimum Tax)

        6,850   County of Orange, California, 1996 Recovery Certificates of                 7/06 at 102          AAA       7,317,992
                 Participation, Series A, 6.000%, 7/01/26

       13,000   Sacramento City Financing Authority, California, 1999 Capital              12/09 at 102          AAA      13,774,930
                 Improvement Revenue Bonds (Solid Waste and Redevelopment
                 Projects), 5.800%, 12/01/19

                San Leandro Housing Finance Corporation, Mortgage Revenue
                Refunding Bonds (FHA-Insured Mortgage Loan) (Ashland Village
                Apartments - Section 8 Assisted Project), Series 1993A:
        1,465    6.550%, 1/01/12                                                            1/02 at 102          AAA       1,509,111
        5,100    6.650%, 1/01/25                                                            1/02 at 102          AAA       5,236,170

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.5%

                Colorado Health Facilities Authority, Hospital Revenue Bonds
                (Poudre Valley Health Care, Inc.), Series 1999A:
        2,480    5.625%, 12/01/19                                                          12/09 at 101          Aaa       2,544,530
        3,500    5.750%, 12/01/23                                                          12/09 at 101          Aaa       3,602,410

       12,955   City and County of Denver, Colorado, Airport System Revenue                11/05 at 102          AAA      13,139,220
                 Bonds, Series 1995A, 5.600%, 11/15/20

------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.2%

        5,000   District of Columbia, Hospital Improvement and Refunding Revenue            7/02 at 102          AAA       5,157,500
                 Bonds (Children's Hospital Issue), Series 1992A, 6.250%, 7/15/19

        3,765   District of Columbia Housing Finance Agency, Collateralized                 6/03 at 102          AAA       3,839,133
                 Single Family Mortgage Revenue Bonds, Series 1990C-4, 6.350%,
                 12/01/24 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 5.7%

                State of Hawaii, Airports System Revenue Bonds, Refunding Series 2000B:
        6,105    6.100%, 7/01/16 (Alternative Minimum Tax)                                  7/10 at 100          AAA       6,499,444
        9,500    6.625%, 7/01/17 (Alternative Minimum Tax)                                  7/10 at 101          AAA      10,495,600
        2,000    6.625%, 7/01/18 (Alternative Minimum Tax)                                  7/10 at 101          AAA       2,203,460

       24,000   Department of Budget and Finance of the State of Hawaii, Special            7/10 at 101          AAA      24,383,040
                 Purpose Revenue Bonds (Hawaiian Electric Company, Inc. and
                 Subsidiary Projects), Refunding Series 2000, 5.700%, 7/01/20
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

        2,185   Idaho Housing and Finance Association, Single Family Mortgage           1/08 at 101 1/2          AAA       2,212,378
                 Bonds, 1998 Series E, 5.450%, 7/01/18 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.8%

        2,500   City of Aurora, Kane, DuPage, Kendall and Will Counties,                    1/05 at 100          AAA       2,667,400
                 Illinois, General Obligation Corporate Purpose Bonds, Series
                 1996, 5.800%, 1/01/14 (Pre-refunded to 1/01/05)

        1,500   City of Chicago, General Obligation Bonds, Project Series 1995,             7/05 at 102          AAA       1,656,090
                 6.125%, 1/01/16 (Pre-refunded to 7/01/05)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$       8,370   City of Chicago, Midway Airport Revenue Bonds, 1996 Series A,               1/07 at 102          AAA   $   8,552,131
                 5.625%, 1/01/17

                City of Chicago, Midway Airport Revenue Bonds, 1994 Series A:
          820    6.100%, 1/01/08 (Alternative Minimum Tax) (Pre-refunded to 1/01/04)        1/04 at 102          AAA         884,296
          280    6.100%, 1/01/08 (Alternative Minimum Tax)                                  1/04 at 102          AAA         294,977
        2,040    6.250%, 1/01/14 (Alternative Minimum Tax) (Pre-refunded to 1/01/04)        1/04 at 102          AAA       2,207,668
          710    6.250%, 1/01/14 (Alternative Minimum Tax)                                  1/04 at 102          AAA         742,397

        9,000   City of Chicago, O'Hare International Airport, International                1/02 at 102          AAA       9,315,000
                 Terminal Special Revenue Bonds, Series 1992, 6.750%, 1/01/18
                 (Alternative Minimum Tax)

        8,235   City of Chicago, O'Hare International Airport, General Airport              1/05 at 102          AAA       8,898,494
                 Second Lien Revenue Refunding Bonds, 1994 Series A, 6.375%, 1/01/15

       10,000   City of Chicago, O'Hare International Airport, General Airport              1/10 at 101          AAA      10,075,400
                 Second Lien Revenue Refunding Bonds, 1999 Series, 5.500%,
                 1/01/17 (Alternative Minimum Tax)

        1,950   Illinois Health Facilities Authority, Health Facilities                    No Opt. Call          AAA       2,235,812
                 Refunding Revenue Bonds (SSM Health Care), Series 1992AA,
                 6.550%, 6/01/14

                Illinois Health Facilities Authority, Revenue Bonds (Lutheran
                General Health System), Series 1993A:
        4,355    6.125%, 4/01/12                                                           No Opt. Call          AAA       4,809,575
        5,000    6.250%, 4/01/18                                                           No Opt. Call          AAA       5,619,550

        3,220   Illinois Housing Development Authority, Housing Development                 1/04 at 102           A+       3,264,082
                 Bonds, 1993 Series A, 6.000%, 7/01/18

        1,770   Illinois Health Facilities Authority, Revenue Bonds (Elmhurst               1/02 at 102          AAA       1,828,322
                 Memorial Hospital), Series 1991, 6.625%, 1/01/22

        4,000   The Illinois State Toll Highway Authority, Toll Highway Priority            1/03 at 102          AAA       4,251,960
                 Revenue Bonds, 1992 Series A, 6.200%, 1/01/16 (Pre-refunded to 1/01/03)

        6,335   Metropolitan Pier and Exposition Authority, Illinois, McCormick             6/03 at 102          AAA       6,842,243
                 Place Expansion Project Bonds, Series 1992A, 6.500%, 6/15/22
                 (Pre-refunded to 6/15/03)

        2,330   Cities of Peoria, Moline and Freeport, Illinois, Collateralized            10/05 at 105          AAA       2,551,327
                 Single Family Mortgage Revenue Bonds, Series 1995A, 7.600%,
                 4/01/27 (Alternative Minimum Tax)

                The County of St. Clair, Illinois, General Obligation Bonds
                (Alternate Revenue Source), Series 1999:
        7,595    0.000%, 10/01/23                                                       10/09 at 45 3/4          AAA       1,957,459
        7,745    0.000%, 10/01/24                                                      10/09 at 43 3/16          AAA       1,874,677
        7,910    0.000%, 10/01/25                                                     10/09 at 40 23/32          AAA       1,797,864

------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.8%

        1,000   Fort Wayne South Side School Building Corporation, Allen County,            1/04 at 102          AAA       1,080,940
                 Indiana, First Mortgage Bonds, Series 1994, 6.125%, 1/15/12
                 (Pre-refunded to 1/15/04)

        2,220   Indiana Municipal Power Agency, Power Supply System Revenue                 1/03 at 102          AAA       2,353,799
                 Bonds, 1993 Series A, 6.125%, 1/01/19

        9,770   Northwest Allen Building Corporation, Allen County, Indiana,                6/05 at 102          AAA       9,974,388
                 First Mortgage Bonds, Series 1995, 5.500%, 6/01/15

-----------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.3%

          865   City of Olathe, Kansas and Labette County, Kansas, Collateralized           2/05 at 105          Aaa         937,928
                 Single Family Mortgage Refunding Revenue Bonds, Series A-I,
                 8.100%, 8/01/23 (Alternative Minimum Tax)

        1,385   Sedwick County, Kansas and Shawnee County, Kansas, Collateralized          11/04 at 105          Aaa       1,523,597
                 Single Family Mortgage Refunding Revenue Bonds, Series A-II,
                 8.050%, 5/01/24 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.6%

       23,340   Kentucky Economic Development Finance Authority, Health System             No Opt. Call          AAA       4,542,664
                 Revenue Bonds (Norton Healthcare Inc.), Series 2000B, 0.000%,
                 10/01/28


-----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.6%

        5,000   Massachusetts Housing Finance Agency, Housing Project Revenue               4/03 at 102          AAA       5,156,950
                 6.150%, 10/01/15

        7,090   Massachusetts Housing Finance Agency, Single Family Housing                 6/06 at 102          AAA       7,360,200
                 Revenue Bonds, Series 48, 6.350%, 6/01/26 (Alternative Minimum Tax)

                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                   Portfolio of INVESTMENTS April 30, 2001 (Unaudited)


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS (continued)

$       5,000   Massachusetts Housing Finance Agency, Single Family Housing                 6/07 at 102          AAA   $   5,159,550
                 Revenue Bonds, Series 53, 6.150%, 12/01/29 (Alternative
                 Minimum Tax)

        2,550   Massachusetts Housing Finance Agency, Rental Housing Mortgage               7/02 at 100          AAA       2,552,474
                 Revenue Bonds, Series 2001A, 6.000%, 1/01/43 (Alternative
                 Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.5%

        4,705   Board of Control of Grand Valley State University, Michigan,               12/10 at 100          AAA       4,656,539
                 General Revenue Bonds, Series 2000, 5.250%, 12/01/20

        9,250   Michigan Public Power Agency, Belle River Project Refunding                 1/03 at 102          AAA       9,233,998
                 Revenue Bonds, 1993 Series A, 5.250%, 1/01/18

       10,000   Michigan State Housing Development Authority, Rental Housing                4/07 at 102          AAA      10,336,400
                 Revenue Bonds, 1997 Series A, 6.000%, 4/01/16 (Alternative
                 Minimum Tax)

       10,000   County of Monroe, Michigan, Pollution Control Revenue Bonds                 9/03 at 102          AAA      10,597,600
                 (The Detroit Edison Company Project), Series CC-1992, 6.550%,
                 9/01/24 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.6%

        3,000   Duluth Economic Development Authority, Minnesota, Hospital                  5/02 at 102          AAA       3,099,630
                 Facilities Revenue Bonds (St. Lukes Hospital of Duluth Project),
                 Series 1992B, 6.400%, 5/01/18

        8,805   Minnesota Housing Finance Agency, Rental Housing Bonds, 1995                2/05 at 102          AAA       8,963,402
                 Series D, 5.950%, 2/01/18

-----------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.0%

        1,000   The Industrial Development Authority of the City of Hazelwood,              9/06 at 102          AAA       1,036,710
                 Missouri, Multifamily Housing Revenue Refunding Bonds (GNMA
                 Collateralized - The Lakes Apartments Project), Series 1996,
                 6.000%, 9/20/16

        4,500   Land Clearance for Redevelopment Authority, Kansas City, Missouri,         12/05 at 102          AAA       4,721,130
                 Lease Revenue Bonds (Municipal Auditorium and Muehlebach Hotel
                 Redevelopment Project), Series 1995A, 5.900%, 12/01/18

        1,000   Kansas City Municipal Assistance Corporation (Kansas City,                  1/06 at 101          AAA       1,043,880
                 Missouri, Lessee), Leasehold Revenue Capital Improvement Bonds,
                 Series 1996B, 5.750%, 1/15/14

        1,030   Missouri Housing Development Commission, Multifamily Housing               12/06 at 102          AAA       1,067,997
                 Revenue Bonds (Brookstone Village Apartments Project), 1996
                 Series A, 6.000%, 12/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 5.2%

        5,000   Clark County, Nevada, Industrial Development Revenue Bonds                  6/02 at 102          AAA       5,226,450
                 (Nevada Power Company Project), Series 1992A, 6.700%, 6/01/22
                 (Alternative Minimum Tax)

        5,000   Clarke County, Nevada, Industrial Development Revenue Bonds                 7/10 at 102          AAA       5,198,800
                 (Southwest Gas Corporation), Series 2000C, 5.950%, 12/01/38
                 (Alternative Minimum Tax)

        5,500   Director of the State of Nevada, Department of Business and                 1/10 at 102          AAA       5,561,105
                 Industry, Revenue Bonds (Las Vegas Monorail Project), 1st Tier
                 Series 2000, 5.625%, 1/01/32

                Las Vegas Convention and Visitors Authority, Nevada, Revenue
                Bonds, Series 1999:
        2,695    5.750%, 7/01/15                                                            7/09 at 101          AAA       2,824,818
        6,035    5.750%, 7/01/16                                                            7/09 at 101          AAA       6,298,730
        6,500    5.750%, 7/01/17                                                            7/09 at 101          AAA       6,750,380
        3,535    5.750%, 7/01/18                                                            7/10 at 100          AAA       3,658,124
        4,000    6.000%, 7/01/19                                                            7/09 at 101          AAA       4,244,160


-----------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 11.7%

        4,090   Metropolitan Transportation Authority, New York, Commuter                  No Opt. Call          AAA       4,918,021
                 Facilities Revenue Bonds, Series 1994A, 8.000%, 7/01/07

        4,985   Metropolitan Transportation Authority, New York, Transit                   No Opt. Call          AAA       6,024,323
                 Facilities Revenue Bonds, Series O, 8.000%, 7/01/07

                County of Nassau, New York, Serial General Improvement Bonds
                (General Obligations), Series F:
        2,265    7.000%, 3/01/14                                                            3/10 at 100          AAA       2,640,650
        1,755    6.000%, 3/01/16                                                            3/10 at 100          AAA       1,892,627
        2,740    6.000%, 3/01/18                                                            3/10 at 100          AAA       2,930,540


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$       7,500   Nassau Health Care Corporation, Health System Revenue Bonds                 8/09 at 102          AAA   $   7,820,925
                 (Nassau County, New York, Guaranteed), Series 1999, 5.750%, 8/01/29

        4,000   The City of New York, New York, General Obligation Bonds, Fiscal           No Opt. Call          AAA       4,632,360
                 1995 Series E, 8.000%, 8/01/05

        7,900   The City of New York, New York, General Obligation Bonds, Fiscal          06 at 101 1/2          AAA       8,290,181
                 1996 Series I, 5.875%, 3/15/18

                The City of New York, New York, General Obligation Bonds, Fiscal
                1993 Series A:
           35    5.750%, 8/01/10 (Pre-refunded to 8/01/02)                              8/02 at 101 1/2          AAA          36,569
        1,675    5.750%, 8/01/10                                                        8/02 at 101 1/2          AAA       1,725,418

        7,000   New York City Municipal Water Finance Authority, Water and Sewer            6/09 at 101          AAA       7,294,490
                 System Revenue Bonds, Fiscal 2000 Series A, 5.750%, 6/15/31

                Dormitory Authority of the State of New York, New Island Hospital
                Insured Revenue Bonds, Series 1999B:
        3,400    5.750%, 7/01/19                                                            7/09 at 101          AAA       3,551,028
        5,750    6.000%, 7/01/24                                                            7/09 at 101          AAA       6,100,175

       10,000   New York State Housing Finance Agency, Housing Project Mortgage             5/06 at 102          AAA      10,424,000
                 Revenue Bonds, 1996 Series A Refunding, 6.125%, 11/01/20

        6,095   New York State Medical Care Facilities Finance Agency, Mental               2/05 at 102          AAA       6,684,387
                 Health Services Facilities Improvement Revenue Bonds, 1995
                 Series A, 6.000%, 8/15/15 (Pre-refunded to 2/15/05)

                New York State Medical Care Facilities Finance Agency, New York
                Hospital FHA-Insured Mortgage Revenue Bonds, Series 1994A:
        3,000    6.750%, 8/15/14 (Pre-refunded to 2/15/05)                                  2/05 at 102          AAA       3,368,940
        2,500    6.800%, 8/15/24 (Pre-refunded to 2/15/05)                                  2/05 at 102          AAA       2,811,275

        8,505   New York State Urban Development Corporation, Correctional                  1/07 at 102          AAA       8,754,707
                 Capital Facilities Revenue Bonds, Series 7, 5.700%, 1/01/27

-----------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 2.5%

       10,715   City of Fargo, North Dakota, Health System Revenue Bonds                    6/10 at 101          AAA      10,840,366
                 (MertiCare Obligated Group), Series 2000A, 5.600%, 6/01/21

        8,000   State of North Dakota, Student Loan Revenue Bonds, Series 2000B,           12/10 at 100          AAA       8,052,000
                 5.850%, 12/01/25 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
                OREGON - 2.4%

                City of Portland, Oregon, Airport Way Urban Renewal and
                Redevelopment Bonds, 2000 Series A:
        4,405    5.700%, 6/15/17                                                            6/10 at 101          Aaa       4,599,305
        3,665    5.750%, 6/15/18                                                            6/10 at 101          Aaa       3,829,229
        4,265    5.750%, 6/15/19                                                            6/10 at 101          Aaa       4,445,836
        1,375    5.750%, 6/15/20                                                            6/10 at 101          Aaa       1,431,114

                Housing Authority of Portland, Oregon, Multifamily Housing
                Revenue Bonds (Lovejoy Station Apartments Project), Series 2000:
        1,500    5.900%, 7/01/23 (Alternative Minimum Tax)                                  7/10 at 100          Aaa       1,539,360
        2,520    6.000%, 7/01/33 (Alternative Minimum Tax)                                  7/10 at 100          Aaa       2,594,945


-----------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.2%

       12,620   Hospital Development Authority, Allegheny County, Pennsylvania,            11/10 at 102          AAA      13,693,079
                 Health System Insured Revenue Bonds (West Penn Allegheny Health
                 System), Series 2000A, 6.500%, 11/15/30

        3,350   Allegheny County Residential Finance Authority, Single Family              11/06 at 102          Aaa       3,508,723
                 Mortgage Revenue Bonds, 1996 Series AA, 6.450%, 5/01/28
                 (Alternative Minimum Tax)

        9,485   The Berks County Municipal Authority, Pennsylvania, Hospital               11/09 at 102          AAA      10,722,603
                 Revenue Bonds (The Reading Hospital and Medical Center Project),
                 Series of 1999, 6.000%, 11/01/19 (Pre-refunded to 11/01/09)

        1,000   Luzerne County Industrial Development Authority, Exempt Facilities         12/04 at 102          AAA       1,105,790
                 Revenue Refunding Bonds(Pennsylvania Gas and Water Company
                 Project), 1994 Series A, 7.000%, 12/01/17 (Alternative Minimum Tax)

        3,355   Commonwealth System of Higher Education, University of Pittsburgh,          6/02 at 102          AAA       3,477,726
                 Pennsylvania (University Capital Project Bonds), 1992 Series A,
                 6.125%, 6/01/21

-----------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 0.9%

        6,500   Piedmont Municipal Power Agency, South Carolina, Electric Revenue           1/03 at 102          AAA       6,917,690
                 Bonds, 1992 Refunding Series, 6.300%, 1/01/22 (Pre-refunded to 1/01/03)

                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                   Portfolio of INVESTMENTS April 30, 2001 (Unaudited)


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 8.4%

$       3,895   City of Denton, Texas, Utility System Revenue Bonds, Series 2000A,         12/10 at 100          AAA   $   3,981,625
                 5.625%, 12/01/19

       21,790   City of Houston, Texas, Airport System Subordinate Lien Revenue             7/10 at 100          AAA      21,636,381
                 Bonds, Series 2000A, 5.500%, 7/01/23 (Alternative Minimum Tax)

        4,176   Panhandle Regional Housing Finance Corporation, Texas, Multifamily          7/12 at 105          Aaa       4,486,068
                 Housing Revenue Bonds (Ginnie Mae Collateralized Mortgage -
                 Renaissance of Amarillo Apartments), Series 2001A, 6.650%, 7/20/42

                Tarrant County Health Facilities Development Corporation,
                Hospital Revenue Bonds (Cook Children's Medical Center Project),
                Series 2000A:
        6,725    5.750%, 12/01/17                                                          12/10 at 101          AAA       6,959,165
        7,500    5.750%, 12/01/24                                                          12/10 at 101          AAA       7,645,500

       10,627   Housing Finance Corporation, Tarrant County, Texas, Multifamily            10/11 at 105          Aaa      11,435,183
                 Housing Revenue Bonds (GNMA Collateralized Mortgage Loan -
                 Legacy Senior Residence Apartments Project), Series 2001,
                 6.625%, 4/20/42

                State of Texas, General Obligation Veterans Housing Assistance
                Bonds, Series 1993:
        1,315    6.800%, 12/01/23 (Alternative Minimum Tax)                                12/03 at 102          Aa1       1,371,979
        6,585    6.800%, 12/01/23 (Alternative Minimum Tax)                                12/03 at 102          AAA       6,878,428


-----------------------------------------------------------------------------------------------------------------------------------
                UTAH - 2.0%

        9,565   Intermountain Power Agency, Utah, Power Supply Revenue Refunding            7/03 at 102          AAA       9,638,039
                 Bonds, 1993 Series A, 5.500%, 7/01/20

        2,000   Salt Lake City, Utah, Hospital Revenue Bonds (IHC Hospitals,                8/02 at 100          AAA       1,993,840
                 Inc.), Series 1992, 5.500%, 2/15/21

        3,600   State Board of Regents of Utah, Student Loan Revenue Bonds,                11/03 at 102          Aaa       3,696,804
                 Series 1993B, 5.900%, 11/01/13 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.2%

        1,320   Vermont Educational and Health Buildings Financing Agency,                 12/10 at 101          AAA       1,388,046
                 Hospital Revenue Bonds (Fletcher Allen Health Care Project),
                 Series 2000A, 6.000%, 12/01/23

-----------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.9%

       10,625   Virginia Housing Development Authority, Commonwealth Mortgage               1/06 at 102          AAA      10,966,488
                 Bonds, 1995 Series A (Subseries A-4), 6.400%, 7/01/22
                 (Alternative Minimum Tax)

        2,250   Virginia Housing Development Authority, Multifamily Housing                 1/08 at 102          AAA       2,360,475
                 Bonds, 1997 Series B, 6.050%, 5/01/17 (Alternative Minimum Tax)

        1,000   Virginia Housing Development Authority, Rental Housing Bonds,               3/11 at 100          AAA       1,006,710
                 2001 Series B, 5.500%, 3/01/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 11.5%

       11,500   Public Utility District No. 1 of Chelan County, Washington,                 7/11 at 101          AAA      11,317,380
                 Chelan Hyrdo Consolidated System Revenue Bonds, Series 2001A,
                 5.600%, 1/01/36 (Alternative Minimum Tax)

       18,500   Public Utility District No. 1 of Chelan County, Washington,                 7/11 at 101          AAA      18,206,220
                 Consolidated Hydro System Revenue Bonds, Series 2001B, 5.600%,
                 1/01/36 (Alternative Minimum Tax)

        5,230   Public Utility District No. 1 of Douglas County, Washington,                9/09 at 102          AAA       5,524,344
                 Wells Hydro-Electric Revenue Bonds,Series 1999A, 6.125%,
                 9/01/29 (Alternative Minimum Tax)

        3,485   Public Utility District No. 2 of Grant County, Washington,                  1/06 at 102          AAA       3,574,355
                 Priest Rapids Hydroelectric Development Revenue Bonds, Second
                 Series B of 1996, 5.900%, 1/01/21 (Alternative Minimum Tax)

        2,500   City of Tacoma, Washington, Sewer Revenue Bonds, 1995 Series B,            12/05 at 100          AAA       2,703,775
                 6.375%, 12/01/15

        8,100   Washington Health Care Facilities Authority, Revenue Bonds                  2/03 at 102          AAA       8,400,186
                 (Virginia Mason Obligated Group, Seattle), Series 1992, 6.300%,
                 2/15/17

        6,130   Washington Health Care Facilities Authority, Revenue Bonds                 11/02 at 102          AAA       6,507,547
                 (Swedish Hospital Medical Center, Seattle), Series 1992, 6.300%,
                 11/15/22 (Pre-refunded to 11/15/02)

       10,455   Washington Public Power Supply System, Nuclear Project No. 1                7/03 at 102          AAA      10,638,064
                 Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17

        3,750   Washington Public Power Supply System, Nuclear Project No. 1                7/03 at 102          AAA       3,815,550
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/15

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON (continued)

$      10,500   Washington Public Power Supply System, Nuclear Project No. 1                7/06 at 102          AAA   $  11,134,200
                 Refunding Revenue Bonds, Series 1996-A, 5.750%, 7/01/11

        6,295   Washington Public Power Supply System, Nuclear Project No. 3                7/03 at 102          AAA       6,369,720
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/17

-----------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.8%

       20,000   The County Commission of Pleasants, West Virginia, Pollution                5/05 at 102          AAA      21,244,800
                 Control Revenue Bonds (Monongahela Power Company Pleasants
                 Station Project), 1995 Series C, 6.150%, 5/01/15

-----------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.7%

        7,000   La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds            No Opt. Call          AAA       7,476,350
                 (Northern States Power Company Project), Series 1996, 6.000%,
                 11/01/21 (Alternative Minimum Tax)

                Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A:
        1,325    6.000%, 12/01/20 (Alternative Minimum Tax)                                12/10 at 100          Aaa       1,387,340
       12,750    5.750%, 12/01/25 (Alternative Minimum Tax)                                12/10 at 100          Aaa      13,008,060

        2,000   Wisconsin Health and Educational Facilities Authority, Revenue              8/02 at 102          AAA       2,115,820
                 Bonds (Children's Hospital of Wisconsin, Inc. Project), Series
                 1992, 6.500%, 8/15/10 (Pre-refunded to 8/15/02)

        6,250   Wisconsin Health and Educational Facilities Authority, Revenue              8/06 at 102          AAA       6,427,250
                 Bonds (Sinai Samaritan Medical Center, Inc. Project), Series
                 1996, 5.750%, 8/15/16

        5,000   Wisconsin Health and Educational Facilities Authority, Revenue              8/05 at 102          AAA       5,314,300
                 Bonds (Mercy Health System Corporation), Series 1995, 6.125%,
                 8/15/13
------------------------------------------------------------------------------------------------------------------------------------
$     760,373   Total Investments (cost 721,151,189) - 98.6%                                                             754,824,606
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      10,962,880
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 765,787,486
                ====================================================================================================================


                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market
                    Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                    Government agency securities, any of which ensure the timely payment of principal and interest.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.


                                 See accompanying notes to financial statements.


Statement of
           Net Assets April 30, 2001 (Unaudited)
                                                                INSURED              INSURED             PREMIER             INSURED
                                                                QUALITY          OPPORTUNITY      INSURED INCOME    PREMIUM INCOME 2
                                                                  (NQI)                (NIO)               (NIF)               (NPX)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value       $857,614,065       $1,882,356,721        $438,601,052        $754,824,606
Temporary investments in short-term municipal securities,
   at amortized cost, which approximates market value                --           34,565,000           5,000,000                  --
Cash                                                         10,709,152            7,581,043                  --                  --
Receivables:
   Interest                                                  14,939,412           31,965,521           8,272,186          14,359,158
   Investments sold                                                  --            7,933,029              85,000             200,753
Other assets                                                     37,042              120,550              22,177              59,994
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                          883,299,671        1,964,521,864         451,980,415         769,444,511
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                       --                   --           2,540,146             366,795
Payable for investments purchased                                    --           68,213,399                  --                  --
Accrued expenses:
   Management fees                                              455,270              958,766             235,556             396,982
   Other                                                        366,416              518,423             167,893             451,165
Preferred share dividends payable                               146,238              299,775              44,540             116,227
Common share dividends payable                                2,649,013            5,795,900           1,416,648           2,325,856
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                       3,616,937           75,786,263           4,404,783           3,657,025
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $879,682,734       $1,888,735,601        $447,575,632        $765,787,486
====================================================================================================================================
Preferred shares, at liquidation value                     $318,000,000       $  680,000,000        $161,000,000        $268,900,000
====================================================================================================================================
Preferred shares outstanding                                     12,720               27,200               6,440              10,756
====================================================================================================================================
Common shares outstanding                                    37,843,166           81,060,946          19,274,160          37,253,959
====================================================================================================================================
Net asset value per Common share outstanding (net
   assets less Preferred shares at liquidation value,
   divided by Common shares outstanding)                   $      14.84       $        14.91        $      14.87        $      13.34
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
           Operations Six Months Ended April 30, 2001 (Unaudited)

                                                                INSURED             INSURED             PREMIER             INSURED
                                                                QUALITY         OPPORTUNITY      INSURED INCOME    PREMIUM INCOME 2
                                                                  (NQI)               (NIO)               (NIF)               (NPX)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                           $25,407,120         $55,583,424         $13,306,460         $21,852,642
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                               2,747,686           5,790,907           1,423,234           2,395,476
Preferred shares - auction fees                                 394,232             843,013             199,596             333,362
Preferred shares - dividend disbursing agent fees                24,795              34,712              14,876              24,795
Shareholders' servicing agent fees and expenses                  36,437              80,065              18,552              24,732
Custodian's fees and expenses                                   166,333             238,326              67,563             146,750
Directors'/Trustees' fees and expenses                            3,736               8,096               1,926               3,236
Professional fees                                                15,157              17,139              11,685              10,446
Shareholders' reports - printing and mailing expenses            45,985             110,001              32,635              46,742
Stock exchange listing fees                                      16,239              33,724              12,031              16,140
Investor relations expense                                       56,641             117,405              28,202              47,584
Portfolio insurance expense                                      30,937              78,058                  --              10,230
Other expenses                                                   23,815              47,682              13,963              19,410
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                    3,561,993           7,399,128           1,824,263           3,078,903
   Custodian fee credit                                        (102,599)           (101,607)            (28,206)            (92,125)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                  3,459,394           7,297,521           1,796,057           2,986,778
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        21,947,726          48,285,903          11,510,403          18,865,864
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investment transactions                5,594,898          11,412,702             455,873           2,596,467
Change in net unrealized appreciation
  (depreciation) of investments                               6,926,991           9,480,820           3,449,434           7,970,826
-----------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                    12,521,889          20,893,522           3,905,307          10,567,293
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                  $34,469,615         $69,179,425         $15,415,710         $29,433,157
===================================================================================================================================

                                 See accompanying notes to financial statements.


Statement of
           Changes in Net Assets (Unaudited)

                                                                INSURED QUALITY (NQI)                  INSURED OPPORTUNITY (NIO)
                                                       -------------------------------------    -----------------------------------
                                                       SIX MONTHS ENDED           YEAR ENDED    SIX MONTHS ENDED         YEAR ENDED
                                                                4/30/01             10/31/00             4/30/01           10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 21,947,726         $ 45,226,239      $   48,285,903     $   98,205,252
Net realized gain (loss) from investment transactions         5,594,898           (5,543,070)         11,412,702        (14,066,587)
Change in net unrealized appreciation (depreciation)
  of investments                                              6,926,991           28,578,037           9,480,820         45,710,845
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   34,469,615           68,261,206          69,179,425        129,849,510
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income:
  Common shareholders                                      (16,013,630)          (34,092,803)        (34,781,119)       (71,509,114)
  Preferred shareholders                                    (5,893,649)          (12,837,092)        (12,364,035)       (27,154,895)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                          (21,907,279)          (46,929,895)        (47,145,154)       (98,664,009)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                  12,562,336            21,331,311          22,034,271         31,185,501
Net assets at the beginning of period                      867,120,398           845,789,087       1,866,701,330      1,835,515,829
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                           $879,682,734          $867,120,398      $1,888,735,601     $1,866,701,330
===================================================================================================================================
Balance of undistributed net investment
  income at the end of period                             $    197,556          $    151,140      $    1,856,841     $      710,123
===================================================================================================================================



                                 See accompanying notes to financial statements.

                                                            PREMIER INSURED INCOME (NIF)            INSURED PREMIUM INCOME 2 (NPX)
                                                       -------------------------------------    ------------------------------------
                                                       SIX MONTHS ENDED           YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                                4/30/01             10/31/00             4/30/01            10/31/00
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $ 11,510,403         $ 23,158,475        $ 18,865,864        $ 36,978,312
Net realized gain (loss) from investment transactions          455,873           (3,333,517)          2,596,467         (15,267,529)
Change in net unrealized appreciation (depreciation)
  of investments                                             3,449,434           11,555,786           7,970,826          39,669,073
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                  15,415,710           31,380,744          29,433,157          61,379,856
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income:
  Common shareholders                                       (8,387,152)         (17,070,796)        (13,523,186)        (26,576,839)
  Preferred shareholders                                    (2,997,372)          (6,433,995)         (5,031,863)        (10,748,537)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                          (11,384,524)         (23,504,791)        (18,555,049)        (37,325,376)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                   4,031,186            7,875,953          10,878,108          24,054,480
Net assets at the beginning of period                      443,544,446          435,668,493         754,909,378         730,854,898
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                           $447,575,632         $443,544,446        $765,787,486        $754,909,378
====================================================================================================================================
Balance of undistributed net investment
  income at the end of period                             $    649,232         $    520,462        $  1,141,342          $  830,527
====================================================================================================================================


                                 See accompanying notes to financial statements.


Notes to
      Financial Statements (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Insured Quality Municipal Fund, Inc.
(NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) and Nuveen Insured Premium Income Municipal Fund 2 (NPX).

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2001, Insured Opportunity (NIO) had outstanding when-issued purchase commitments of $68,213,399. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                            PREMIER      INSURED
                                  INSURED      INSURED      INSURED      PREMIUM
                                  QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                    (NQI)        (NIO)        (NIF)        (NPX)
--------------------------------------------------------------------------------
Number of shares:
   Series M                         2,600        4,000           --        2,080
   Series T                         2,600        4,000           --        2,200
   Series W                         2,600        4,000          840        2,080
   Series W2                           --        3,200           --           --
   Series Th                        2,320        4,000        2,800        2,200
   Series Th2                          --        4,000           --           --
   Series F                         2,600        4,000        2,800        2,196
--------------------------------------------------------------------------------
Total                              12,720       27,200        6,440       10,756
================================================================================

Insurance
The Funds invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2001.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.

2. FUND SHARES
There were no share transactions during the six months ended April 30, 2001, nor during the fiscal year ended October 31, 2000, in any of the Funds.

3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2001, to shareholders of record on May 15, 2001, as follows:
                                                            PREMIER      INSURED
                                  INSURED      INSURED      INSURED      PREMIUM
                                  QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                    (NQI)        (NIO)        (NIF)        (NPX)
--------------------------------------------------------------------------------
Dividend per share                 $.0700       $.0715       $.0735       $.0625
================================================================================

Notes to
        Financial Statements (Unaudited) (continued)



4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the six months ended April 30, 2001, were as follows:

                                                                                     PREMIER      INSURED
                                                           INSURED      INSURED      INSURED      PREMIUM
                                                           QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                                             (NQI)        (NIO)        (NIF)        (NPX)
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                     $146,581,683 $438,801,642  $24,969,417 $119,625,381
   Short-term municipal securities                      50,175,000   78,565,000   15,100,000    9,500,000
Sales and maturities:
   Long-term municipal securities                      169,860,302  436,591,550   29,447,294  134,161,639
   Short-term municipal securities                      50,175,000   44,000,000   10,100,000   27,500,000
=========================================================================================================

At April 30, 2001, the identified cost of investments owned for federal income tax purposes were as follows:
                                                           PREMIER       INSURED
                             INSURED         INSURED       INSURED       PREMIUM
                             QUALITY     OPPORTUNITY        INCOME      INCOME 2
                               (NQI)           (NIO)         (NIF)         (NPX)
--------------------------------------------------------------------------------
                        $821,914,797  $1,835,378,356  $419,679,229  $721,181,189
================================================================================

At October 31, 2000, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                            PREMIER      INSURED
                                  INSURED      INSURED      INSURED      PREMIUM
                                  QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                    (NQI)        (NIO)        (NIF)        (NPX)
--------------------------------------------------------------------------------
Expiration year:
   2002                        $       --  $        --   $       --  $ 1,737,245
   2003                                --           --           --   12,029,555
   2004                                --           --           --    2,080,786
   2005                                --           --           --           --
   2006                                --           --           --           --
   2007                         1,848,032       29,713    2,424,689           --
   2008                         5,543,070   14,474,182    3,333,517   15,327,981
--------------------------------------------------------------------------------
Total                          $7,391,102  $14,503,895   $5,758,206  $31,175,567
================================================================================

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at April 30, 2001, were as follows:

                                                           PREMIER      INSURED
                                 INSURED      INSURED      INSURED      PREMIUM
                                 QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                   (NQI)        (NIO)        (NIF)        (NPX)
-------------------------------------------------------------------------------
Gross unrealized:
   appreciation              $38,922,013  $87,916,883  $25,741,303  $34,641,988
   depreciation               (3,222,745)  (6,373,518)  (1,819,480)    (998,571)
-------------------------------------------------------------------------------
Net unrealized appreciation  $35,699,268  $81,543,365  $23,921,823  $33,643,417
===============================================================================

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Fund:

AVERAGE DAILY NET ASSETS                                          MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                           .6500 of 1%
For the next $125 million                                            .6375 of 1
For the next $250 million                                            .6250 of 1
For the next $500 million                                            .6125 of 1
For the next $1 billion                                              .6000 of 1
For the next $3 billion                                              .5875 of 1
For net assets over $5 billion                                       .5750 of 1
================================================================================


The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At April 30, 2001, net assets consisted of:

                                                                                          PREMIER       INSURED
                                                            INSURED         INSURED       INSURED       PREMIUM
                                                            QUALITY     OPPORTUNITY        INCOME      INCOME 2
                                                              (NQI)           (NIO)         (NIF)         (NPX)
---------------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
  at liquidation value                                 $318,000,000  $  680,000,000  $161,000,000  $268,900,000
Common shares, $.01 par value per share                     378,432         810,609       192,742       372,540
Paid-in surplus                                         527,203,682   1,127,615,979   267,114,168   490,309,287
Balance of undistributed net investment income              197,556       1,856,841       649,232     1,141,342
Accumulated net realized gain (loss) from
   investment transactions                               (1,823,275)     (4,093,956)   (5,302,333)  (28,609,100)
Net unrealized appreciation of investments               35,726,339      82,546,128    23,921,823    33,673,417
---------------------------------------------------------------------------------------------------------------
Net assets                                             $879,682,734  $1,888,735,601  $447,575,632  $765,787,486
===============================================================================================================
Authorized shares:
   Common                                               200,000,000     200,000,000   200,000,000     Unlimited
   Preferred                                              1,000,000       1,000,000     1,000,000     Unlimited
===============================================================================================================


8. INVESTMENT COMPOSITION
At April 30, 2001, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                                                             PREMIER     INSURED
                                     INSURED      INSURED    INSURED     PREMIUM
                                     QUALITY  OPPORTUNITY     INCOME    INCOME 2
                                       (NQI)        (NIO)      (NIF)       (NPX)
--------------------------------------------------------------------------------
Education and Civic Organizations          2%           1%         2%         3%
Healthcare                                20           14         14         13
Housing/Multifamily                       11            3          4         11
Housing/Single Family                      4           12          2          5
Tax Obligation/General                     8            4          4          5
Tax Obligation/Limited                     9            7         15         11
Transportation                            18           12          9         16
U.S. Guaranteed                           12           19         33         10
Utilities                                 13           13         17         23
Water and Sewer                            3           15         --          3
--------------------------------------------------------------------------------
                                         100%         100%       100%       100%
================================================================================


All of the long-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default. Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

Financial
           Highlights (Unaudited)
Selected data for a Common share outstanding throughout each period:

                                     Investment Operations                                   Less Distributions
                            ------------------------------------ ------------------------------------------------------------------
                                                                                                    From            From
                                                                                                  and In          and In
                                                                        Net           Net      Excess of       Excess of
                                                  Net            Investment    Investment        Capital         Capital
                                            Realized/             Income to     Income to       Gains to        Gains to
                Beginning           Net    Unrealized                Common     Preferred         Common       Preferred
                Net Asset    Investment    Investment                Share-        Share-         Share-          Share-
                    Value        Income    Gain (Loss)    Total     holders       holders+       holders         holders+     Total
===================================================================================================================================
Insured Quality (NQI)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)            $14.51         $ .58        $  .33     $ .91       $(.42)        $(.16)           $--             $--     $ (.58)
2000                13.95          1.20           .60      1.80        (.90)         (.34)            --              --      (1.24)
1999                16.02          1.17         (1.91)     (.74)       (.92)         (.22)          (.13)           (.04)     (1.31)
1998                15.68          1.18           .36      1.54        (.94)         (.25)          (.01)             --      (1.20)
1997                15.50          1.22           .28      1.50        (.98)         (.25)          (.07)           (.02)     (1.32)
1996                15.79          1.24          (.12)     1.12        (.98)         (.25)          (.14)           (.04)     (1.41)
Insured Opportunity (NIO)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)             14.64           .60           .25       .85        (.43)         (.15)            --              --       (.58)
2000                14.25          1.21           .39      1.60        (.88)         (.33)            --              --      (1.21)
1999                16.04          1.18         (1.73)     (.55)       (.94)         (.24)          (.04)           (.01)     (1.23)
1998                15.78          1.21           .28      1.49        (.97)         (.26)            --              --      (1.23)
1997                15.54          1.23           .28      1.51        (.98)         (.26)          (.02)           (.01)     (1.27)
1996                15.60          1.24           .02      1.26        (.98)         (.26)          (.06)           (.02)     (1.32)
Premier Insured Income (NIF)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)             14.66           .60           .21       .81        (.44)         (.16)            --              --       (.60)
2000                14.25          1.20           .43      1.63        (.89)         (.33)            --              --      (1.22)
1999                16.18          1.16         (1.89)     (.73)       (.90)         (.23)          (.04)           (.01)     (1.18)
1998                15.84          1.16           .38      1.54        (.92)         (.25)          (.02)           (.01)     (1.20)
1997                15.49          1.19           .36      1.55        (.94)         (.26)            --              --      (1.20)
1996                15.53          1.19          (.03)     1.16        (.94)         (.26)            --              --      (1.20)
Insured Premium Income 2 (NPX)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)             13.05           .51           .28       .79        (.36)         (.14)            --              --       (.50)
2000                12.40           .99           .66      1.65        (.71)         (.29)            --              --      (1.00)
1999                14.10           .97         (1.71)     (.74)       (.73)         (.23)            --              --       (.96)
1998                13.60           .95           .53      1.48        (.73)         (.25)            --              --       (.98)
1997                13.04          1.00           .54      1.54        (.73)         (.25)            --              --       (.98)
1996                13.03           .99            --       .99        (.71)         (.27)            --              --       (.98)
===================================================================================================================================


                                                              Total Returns
                                                          --------------------
                   Offering
                  Costs and                                              Based
                  Preferred       Ending                    Based           on
                      Share          Net       Ending          on          Net
               Underwriting        Asset       Market      Market        Asset
                  Discounts        Value        Value       Value**      Value**
==============================================================================
Insured Quality (NQI)
------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)               $  --       $14.84     $14.5400        9.39%        5.18%
2000                     --        14.51      13.6875       10.94        10.86
1999                   (.02)       13.95      13.1875       (9.65)       (6.77)
1998                     --        16.02      15.6250        6.13         8.43
1997                     --        15.68      15.6250       10.57         8.22
1996                     --        15.50      15.1250        8.54         5.49
Insured Opportunity (NIO)
------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)                  --        14.91      14.2000       12.07         4.76
2000                     --        14.64      13.0625        5.06         9.25
1999                   (.01)       14.25      13.3125      (14.71)       (5.33)
1998                     --        16.04      16.6250       12.03         7.99
1997                     --        15.78      15.7500       10.18         8.32
1996                     --        15.54      15.2500        9.77         6.50
Premier Insured Income (NIF)
------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)                  --        14.87      14.5200       10.86         4.39
2000                     --        14.66      13.5000        9.92         9.41
1999                   (.02)       14.25      13.1250      (17.33)       (6.42)
1998                     --        16.18      16.8750       14.06         8.35
1997                     --        15.84      15.6875       12.09         8.56
1996                     --        15.49      14.8750        9.23         5.93
Insured Premium
Income 2 (NPX)
------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)                  --        13.34      12.8300       17.37         5.00
2000                     --        13.05      11.2500        4.35        11.35
1999                     --        12.40      11.5000      (11.16)       (7.21)
1998                     --        14.10      13.6875       16.35         9.28
1997                     --        13.60      12.4375       15.45        10.15
1996                     --        13.04      11.4380        6.95         5.70
==============================================================================


                                        Ratios/Supplemental Data
                     ---------------------------------------------------------
                                              Before Credit
                              ------------------------------------------------
                                         Ratio of Net             Ratio of Net
                                Ratio of   Investment    Ratio of   Investment
                                Expenses    Income to    Expenses    Income to
                              to Average      Average  to Average      Average
                     Ending   Net Assets   Net Assets       Total        Total
                        Net   Applicable   Applicable  Net Assets   Net Assets
                     Assets    to Common    to Common   Including    Including
                      (000)       Shares++     Shares++ Preferred++  Preferred++
==============================================================================
Insured Quality (NQI)
------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)           $ 879,683         1.26%*       7.74%*       .81%*       4.97%*
2000                867,120         1.24         8.48         .78         5.31
1999                845,789         1.19         7.67         .79         5.11
1998                863,179         1.13         7.49         .79         5.21
1997                848,362         1.15         7.88         .79         5.44
1996                839,304         1.17         7.98         .80         5.50
Insured Opportunity (NIO)
------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)           1,888,736         1.22*        7.92*        .78*        5.09*
2000              1,866,701         1.20         8.47         .76         5.34
1999              1,835,516         1.16         7.67         .77         5.07
1998              1,892,589         1.13         7.60         .77         5.17
1997              1,861,771         1.15         7.92         .78         5.34
1996              1,837,731         1.16         8.01         .78         5.38
Premier Insured Income (NIF)
------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)             447,576         1.27*        7.96*        .81*        5.13*
2000                443,544         1.26         8.37         .79         5.29
1999                435,668         1.19         7.49         .79         5.01
1998                450,466         1.16         7.29         .79         5.00
1997                443,173         1.17         7.61         .80         5.18
1996                436,134         1.18         7.70         .80         5.22
Insured Premium
Income 2 (NPX)
------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)             765,787         1.24*        7.54*        .81*        4.91*
2000                754,909         1.22         7.87         .77         5.00
1999                730,855         1.21         7.11         .79         4.64
1998                793,862         1.20         6.89         .79         4.53
1997                775,213         1.23         7.55         .80         4.89
1996                754,329         1.36         7.53         .86         4.78
===============================================================================


                            Ratios/Supplemental Data
                 ------------------------------------------------------------         Municipal Auction Rate Cumulative
                                 After Credit***                                       Preferred Stock at End of Period
                 ------------------------------------------------                -----------------------------------------


                            Ratio of Net             Ratio of Net
                   Ratio of   Investment     Ratio of  Investment
                   Expenses    Income to     Expenses   Income to
                 to Average      Average   to Average     Average
                 Net Assets   Net Assets        Total       Total                  Aggregate     Liquidation
                 Applicable   Applicable   Net Assets  Net Assets    Portfolio        Amount      and Market         Asset
                  to Common    to Common    Including   Including     Turnover   Outstanding           Value      Coverage
                     Shares++     Shares++  Preferred++ Preferred++       Rate          (000)      Per Share     Per Share
==========================================================================================================================
Insured Quality (NQI)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)                1.23%*       7.78%*        .79%*      4.99%*         17%     $318,000         $25,000       $69,157
2000                   1.23         8.49          .77        5.32           24       318,000          25,000        68,170
1999                   1.18         7.67          .79        5.11           27       318,000          25,000        66,493
1998                   1.13         7.49          .79        5.21           16       260,000          25,000        82,998
1997                   1.15         7.88          .79        5.44            8       260,000          25,000        81,573
1996                   1.17         7.98          .80        5.50           33       260,000          25,000        80,702
Insured Opportunity (NIO)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)                1.20*        7.93*         .77*       5.11*          23       680,000          25,000        69,439
2000                   1.20         8.48          .76        5.34           16       680,000          25,000        68,629
1999                   1.16         7.67          .77        5.07           26       680,000          25,000        67,482
1998                   1.13         7.60          .77        5.17           12       600,000          25,000        78,858
1997                   1.15         7.92          .78        5.34            8       600,000          25,000        77,574
1996                   1.16         8.01          .78        5.38           18       600,000          25,000        76,572
Premier Insured Income (NIF)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)                1.25*        7.98*         .80*       5.14*           6       161,000          25,000        69,499
2000                   1.24         8.39          .79        5.30           21       161,000          25,000        68,873
1999                   1.18         7.50          .79        5.01           32       161,000          25,000        67,650
1998                   1.16         7.29          .79        5.00           10       140,000          25,000        80,440
1997                   1.17         7.61          .80        5.18            4       140,000          25,000        79,138
1996                   1.18         7.70          .80        5.22            3       140,000          25,000        77,881
Insured Premium
Income 2 (NPX)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001(a)                1.20*        7.58*         .78*       4.94*          16       268,900          25,000        71,196
2000                   1.20         7.88          .77        5.01           55       268,900          25,000        70,185
1999                   1.21         7.11          .79        4.64           35       268,900          25,000        67,949
1998                   1.20         6.89          .79        4.53           31       268,900          25,000        73,806
1997                   1.23         7.55          .80        4.89           37       268,900          25,000        72,073
1996                   1.36         7.53          .86        4.78           32       268,900          25,000        70,131
==========================================================================================================================


*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

***  After custodian fee credit, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)  For the six months ended April 30, 2001.


See accompanying notes to financial statements.


Build Your Wealth
                  Automatically


NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.


EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.


FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.


Sidebar text: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Fund
   Information


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
J.P. Morgan Chase &Co.
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended April 30, 2001. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          for Generations

Photo of: John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



Invest well.

Look ahead.

LEAVE YOUR MARK.(SM)


LOGO: NUVEEN Investments


Nuveen Investments o 333 West Wacker Drive                            FSA-4-4-01
Chicago, IL 60606 o www.nuveen.com